SEMI-ANNUAL REPORT

                       [SM&R LOGO]

                                SM&R INVESTMENTS, INC.

                                       SM&R EQUITY FUNDS
                                    SM&R FIXED INCOME FUNDS

               SM&R EQUITY FUNDS:

                       SM&R GROWTH FUND
                       SM&R ALGER GROWTH FUND
                       SM&R ALGER AGGRESSIVE GROWTH FUND
                       SM&R EQUITY INCOME FUND
                       SM&R BALANCED FUND
                       SM&R ALGER SMALL-CAP FUND
                       SM&R ALGER TECHNOLOGY FUND

               SM&R FIXED INCOME FUNDS:
                       SM&R GOVERNMENT BOND FUND
                       SM&R TAX FREE FUND
                       SM&R MONEY MARKET FUND
                       SM&R PRIMARY FUND

                       "THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE INCLUDED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS."

                                                        SEMI-ANNUAL REPORT
                                                        FEBRUARY 28, 2001

SCHEDULE OF INVESTMENTS  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
GROWTH FUND

COMMON STOCK                   SHARES        VALUE
AEROSPACE/DEFENSE--0.95%
Boeing Company                   28,000   $  1,741,600

AUTO & TRUCK MANUFACTURERS--1.31%
DaimlerChrysler AG                8,541        418,680
Ford Motor Company               43,354      1,205,675
General Motors Corporation       14,700        783,804
                                          ------------
                                             2,408,159
BANKS--7.05%
Bank of America
 Corporation                     40,000      1,998,000
Comerica, Incorporated           40,000      2,546,000
J.P. Morgan Chase &
 Company                         55,500      2,589,630
PNC Financial Services
 Group                           30,000      2,085,000
U.S. Bancorp                     76,786      1,781,424
Wells Fargo Company              40,000      1,985,600
                                          ------------
                                            12,985,654
BEVERAGES--2.62%
Anheuser-Busch Companies,
 Incorporated                    74,000      3,233,800
Coca-Cola Company                30,000      1,590,900
                                          ------------
                                             4,824,700
BIO/SPECIALTY PHARMACEUTICALS--3.73%
Amgen Incorporated*              17,900      1,289,919
Enzon, Incorporated*             28,400      1,805,175
Genentech, Incorporated*         14,000        735,000
Millennum Pharmaceuticals,
 Incorporated*                   27,100        914,625
Pharmacia Corporation            41,200      2,130,040
                                          ------------
                                             6,874,759
COMMUNICATION EQUIPMENT--1.89%
Brocade Communications
 Systems, Incorporated*           9,600        372,600
Corning Incorporated             12,000        325,200
JDS Uniphase Corporation*        10,200        272,850
Nortel Networks
 Corporation                    136,000      2,514,640
                                          ------------
                                             3,485,290
COMPUTER RELATED--5.41%
Cisco Systems,
 Incorporated*                  112,800      2,671,950
EMC Corporation*                 90,000      3,578,400
Network Appliance,
 Incorporated*                   21,800        648,550
Sun Microsystems,
 Incorporated*                  154,400      3,068,700
                                          ------------
                                             9,967,600

COMMON STOCK                   SHARES        VALUE
COMPUTER SOFTWARE/SERVICES--4.48%
Emulex Corporation*               9,900   $    305,044
Exodus Communications,
 Incorporated*                    9,600        140,400
Inktomi Corporation*              4,900         55,431
McDATA Corporation
 (Class A)*                       3,312         59,202
Microsoft Corporation*           29,100      1,716,900
Oracle Corporation*              18,800        357,200
Peregrine Systems,
 Incorporated*                   12,200        300,425
QLogic Corporation*              17,100        639,112
VERITAS Software
 Corporation*                    71,850      4,665,759
                                          ------------
                                             8,239,473
COSMETICS/TOILETRIES--1.69%
Procter & Gamble Company         44,200      3,116,100

DRUGS--5.93%
American Home Products
 Corporation                     42,700      2,637,579
Bristol-Myers Squibb
 Company                         37,400      2,371,534
Merck & Company,
 Incorporated                    40,000      3,208,000
Pfizer, Incorporated             59,800      2,691,000
                                          ------------
                                            10,908,113
ELECTRIC POWER--4.17%
AES Corporation (The)*           22,000      1,187,340
Calpine Corporation*            120,400      5,356,596
Mirant Corporation*              45,500      1,137,500
                                          ------------
                                             7,681,436
ELECTRICAL EQUIPMENT--4.77%
General Electric Company        189,000      8,788,500

ELECTRONICS--1.02%
PMC-Sierra, Incorporated*         4,300        144,050
Vitesse Semiconductor
 Corporation*                     8,800        347,050
Waters Corporation*              15,500      1,020,830
Xilinx, Incorporated*             9,600        373,200
                                          ------------
                                             1,885,130
ENERGY-MISCELLANEOUS--0.65%
NRG Energy, Incorporated*        43,000      1,191,100

EXPLORATION/DRILLING--1.80%
Anadarko Petroleum
 Corporation                     11,560        722,500
Global Marine,
 Incorporated*                   32,000        918,720
Kerr-McGee Corporation           13,000        840,320
Tidewater, Incorporated          17,000        827,900
                                          ------------
                                             3,309,440

SCHEDULE OF INVESTMENTS  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
GROWTH FUND, CONTINUED

COMMON STOCK                   SHARES        VALUE
FINANCIAL SERVICES--7.20%
American General
 Corporation                     20,000   $  1,524,800
Citigroup, Incorporated         159,000      7,819,620
Countrywide Credit
 Industries, Incorporated        44,000      1,946,120
Morgan Stanley Dean
 Witter & Company                30,000      1,953,900
                                          ------------
                                            13,244,440
FOOD PRODUCERS--4.29%
IBP, Incorporated                58,000      1,539,900
McCormick & Company,
 Incorporated                    58,000      2,279,400
Sensient Technologies
 Corporation                    100,000      2,165,000
Smithfield Foods,
 Incorporated*                   65,000      1,911,650
                                          ------------
                                             7,895,950
FOOD RETAILERS--2.19%
Albertson's, Incorporated        40,000      1,162,000
Safeway, Incorporated*           53,000      2,878,430
                                          ------------
                                             4,040,430
FURNITURE/APPLIANCES/TOOLS--0.86%
Black & Decker Corporation       38,200      1,585,682

HOMEBUILDING/SUPPLIES--0.62%
Centex Corporation               27,700      1,140,132

INSURANCE COMPANIES--2.19%
CIGNA Corporation                33,000      3,619,110
Conseco, Incorporated            28,800        403,776
                                          ------------
                                             4,022,886
LEISURE TIME/GAMING--0.66%
Brunswick Corporation            57,000      1,213,530

MANUFACTURING-DIVERSIFIED--2.04%
Minnesota Mining and
 Manufacturing Company           11,900      1,341,725
Tyco International LTD           44,000      2,404,600
                                          ------------
                                             3,746,325
MEDICAL PRODUCTS/SUPPLIES--3.78%
Beckman Coulter,
 Incorporated                    36,000      1,456,200
Johnson & Johnson                30,000      2,919,900
Medtronic, Incorporated          21,400      1,095,252
Molecular Devices
 Corporation*                    22,100      1,484,844
                                          ------------
                                             6,956,196
METALS & MINING--0.88%
Alcoa Incorporated               45,200      1,616,352
NATURAL GAS--3.42%
Enron Corporation                92,000      6,302,000

OIL DOMESTIC--1.92%
Unocal Corporation              100,000      3,526,000

COMMON STOCK                   SHARES        VALUE

OIL INTERNATIONAL--5.25%
BP Amoco PLC ADR                 60,000   $  2,976,000
Chevron Corporation              44,000      3,769,040
Royal Dutch Petroleum
 Company ADR                     50,000      2,916,500
                                          ------------
                                             9,661,540
RAILROADS--0.73%
Canadian Pacific LTD             35,800      1,338,920

RETAIL-DISCOUNT--1.63%
Wal-Mart Stores,
 Incorporated                    60,000      3,005,400

RETAIL-GENERAL--1.66%
Federated Department
 Stores, Incorporated*           37,000      1,788,950
Kohl's Corporation*              19,100      1,258,881
                                          ------------
                                             3,047,831
RETAIL-SPECIALTY--1.00%
Group 1 Automotive,
 Incorporated*                   70,000        868,000
Lowe's Companies,
 Incorporated                    17,500        977,900
                                          ------------
                                             1,845,900
SEMICONDUCTORS--0.93%
Broadcom Corporation
 (Class A)*                       3,300        162,525
Conexant Systems,
 Incorporated*                    5,200         63,700
Intel Corporation                52,000      1,485,250
                                          ------------
                                             1,711,475
SPECIALTY PRINTING/SERVICES--0.82%
Banta Corporation                58,000      1,514,380

TELECOM-CELLULAR--0.12%
Nextel Communications,
 Incorporated (Class A)*          9,000        216,563

TELECOM-LONG DISTANCE--4.18%
A T & T Corporation             136,660      3,143,180
Qwest Communications
 International
 Incorporated*                   88,826      3,283,897
WorldCom, Incorporated*          76,500      1,271,812
                                          ------------
                                             7,698,889
TELEPHONE--1.47%
Alltel Corporation               47,000      2,523,900
XO Communications,
 Incorporated*                   12,000        178,500
                                          ------------
                                             2,702,400

SCHEDULE OF INVESTMENTS  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
GROWTH FUND, CONTINUED

COMMON STOCK                   SHARES        VALUE
TRUCKING & SHIPPING--0.54%
USFreightways Corporation        31,000   $    988,125
                                          ------------

             TOTAL COMMON STOCK--95.85%
                    (Cost $128,442,832)    176,428,400
                                          ------------
CASH EQUIVALENTS
SM&R Money Market Fund,
 5.12%(a)                           987            987
                                          ------------

          TOTAL CASH EQUIVALENTS--0.00%
                            (Cost $987)            987
                                          ------------
                                FACE
COMMERCIAL PAPER               AMOUNT
AUTO PARTS MANUFACTURERS--0.25%
AutoZone Incorporated,
 6.35%, 03/01/01             $  458,000        458,000

COMPUTER RELATED--0.52%
Compaq Computer
 Corporation, 6.00%,
 03/02/01                       954,000        953,841

FINANCIAL SERVICES--1.10%
Houston Industries
 FinanceCo L.P., 6.27%,
 03/01/01                     2,021,000      2,021,000

MANUFACTURING-SPECIALTY--1.24%
American Greetings
 Corporation, 6.35%,
 03/07/01                     1,071,000      1,069,866
Tupperware Corporation,
 6.10%, 03/06/01              1,224,000      1,222,962
                                          ------------
                                             2,292,828
RETAIL-SPECIALTY--0.99%
Toys 'R' Us Incorporated,
 6.10%, 03/05/01              1,834,000      1,832,757
                                          ------------
          TOTAL COMMERCIAL PAPER--4.10%
                      (Cost $7,558,426)      7,558,426
                                          ------------
              TOTAL INVESTMENTS--99.95%
                    (Cost $136,002,245)    183,987,813
            CASH AND OTHER ASSETS, LESS
                     LIABILITIES--0.05%         86,573
                                          ------------
                    NET ASSETS--100.00%   $184,074,386
                                          ============

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

NOTE TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2001. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Growth Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
GROWTH FUND

ASSETS
Investments in securities, at value                           $183,987,813
Prepaid expenses                                                    43,828
Receivable for:
  Capital stock sold                                                38,078
  Dividends                                                        214,200
Other assets                                                        93,341
                                                              ------------
                                                TOTAL ASSETS   184,377,260
                                                              ------------
LIABILITIES
Capital stock reacquired                                            59,625
Accrued:
  Investment advisory fee                                          103,305
  Service fee                                                       33,816
  Distribution fee                                                   6,895
Other liabilities                                                   99,233
                                                              ------------
                                           TOTAL LIABILITIES       302,874
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $184,074,386
                                                              ============
NET ASSETS:
Class A                                                       $  6,834,636
--------------------------------------------------------------------------
Class B                                                       $  3,125,348
--------------------------------------------------------------------------
Class T                                                       $174,114,402
--------------------------------------------------------------------------
  TOTAL NET ASSETS:                                           $184,074,386
                                                              ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                    50,000,000
  Outstanding                                                    1,354,825
--------------------------------------------------------------------------
Class B:
  Authorized                                                    25,000,000
  Outstanding                                                      629,714
--------------------------------------------------------------------------
Class T:
  Authorized                                                    75,000,000
  Outstanding                                                   34,238,812
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $       5.04
  Offering price per share: (Net Assets value of
   $5.04/95.00%)                                              $       5.31
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $       4.96
--------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $       5.09
  Offering price per share: (Net Assets value of
   $5.09/94.25%)                                              $       5.40
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Two Months Ended February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
GROWTH FUND

INVESTMENT INCOME
Dividends                                                     $    357,102
Interest                                                           109,474
                                                              ------------
                                     TOTAL INVESTMENT INCOME       466,576
EXPENSES
Investment advisory fees                                           217,226
Service fees                                                        71,068
Professional fees                                                    6,135
Custodian and transactions fees                                     13,020
Directors' fees                                                      2,236
Qualification fees                                                   5,787
Shareholder reporting expenses                                      14,065
Insurance expenses                                                   8,616
                                                              ------------
                                                NET EXPENSES       338,153
                                                              ------------
INVESTMENT INCOME--NET                                             128,423
                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                   3,659
  Change in unrealized depreciation of investments for the
   period                                                      (18,663,509)
                                                              ------------
NET LOSS ON INVESTMENTS                                        (18,659,850)
                                                              ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(18,531,427)
                                                              ============

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
                                                              TWO MONTHS ENDED    YEAR ENDED
                                                                FEBRUARY 28,     DECEMBER 31,
                                                              ----------------   -------------
                                                                    2001             2000
                                                              ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                        $    128,423     $    986,765
  Net realized gain on investments                                     3,659       14,558,315
  Change in unrealized depreciation                              (18,663,509)     (34,455,299)
                                                                ------------     ------------
  Net decrease in net assets resulting from operations           (18,531,427)     (18,910,219)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                               (1)         (10,454)
    Class B                                                               --               --
    Class T                                                                5       (1,042,514)
  Capital gains
    Class A                                                               18         (631,348)
    Class B                                                              (20)        (311,450)
    Class T                                                             (145)     (18,212,472)
                                                                ------------     ------------
    Total distributions to shareholders                                 (143)     (20,208,238)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                          643,158        4,185,521
    Class B                                                           65,902        2,428,766
    Class T                                                       (2,491,041)       1,231,804
                                                                ------------     ------------
    Total net capital share transactions                          (1,781,981)       7,846,091
                                                                ------------     ------------
TOTAL DECREASE                                                   (20,313,551)     (31,272,366)
NET ASSETS
  Beginning of period                                            204,387,937      235,660,303
                                                                ------------     ------------
  End of period                                                 $184,074,386     $204,387,937
                                                                ============     ============

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

GROWTH FUND

                                                                                  CLASS T SHARES
                                                 --------------------------------------------------------------------------------
                                                  (UNAUDITED)
                                                  TWO MONTHS
                                                     ENDED
                                                 FEBRUARY 28,                        YEAR ENDED DECEMBER 31,
                                                 -------------   ----------------------------------------------------------------
                                                     2001           2000         1999          1998          1997         1996
                                                 -------------   ----------   ----------   ------------   ----------   ----------
      Net Asset Value, Beginning of Period       $   5.60        $   6.77     $   5.69     $   5.24       $   4.95     $   4.39
      Investment income--net                           --            0.03         0.03         0.04           0.06         0.05
      Net realized and unrealized gain (loss)
       on investments                               (0.51)          (0.65)        1.35         0.85           1.03         0.73
                                                 --------        --------     --------     --------       --------     --------
               Total from Investment Operations     (0.51)          (0.62)        1.38         0.89           1.09         0.78
      Less distributions from
        Investment income--net                         --           (0.03)       (0.03)       (0.04)         (0.06)       (0.05)
        Capital gains                                  --           (0.52)       (0.27)       (0.40)         (0.74)       (0.17)
                                                 --------        --------     --------     --------       --------     --------
                            Total Distributions      0.00           (0.55)       (0.30)       (0.44)         (0.80)       (0.22)
                                                 --------        --------     --------     --------       --------     --------
      Net Asset Value, End of Period             $   5.09        $   5.60     $   6.77     $   5.69       $   5.24     $   4.95
                                                 ========        ========     ========     ========       ========     ========
                               Total Return (1)     (9.11)%**       (8.25)%      24.49 %      18.35 %        22.24 %      17.64 %
                                                 ========        ========     ========     ========       ========     ========
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)  $174,114        $194,150     $230,203     $203,109       $178,344     $152,758
      Ratio of expenses to average net assets        1.03 %*         0.81 %       0.87 %       0.85 %         0.96 %       1.15 %
      Ratio of net investment income to average
       net assets                                    0.43 %*         0.47 %       0.44 %       0.69 %         1.03 %       1.02 %
      Portfolio turnover rate                          --           19.68 %      16.13 %      27.31 %        46.79 %      18.72 %

                                                                        CLASS A                           CLASS B
                                                                         SHARES                           SHARES
                                                    ------------------------------------------------   -------------
                                                     (UNAUDITED)                      PERIOD FROM       (UNAUDITED)
                                                     TWO MONTHS                     JANUARY 1, 1999     TWO MONTHS
                                                        ENDED        YEAR ENDED            TO              ENDED
                                                    FEBRUARY 28,    DECEMBER 31,      DECEMBER 31,     FEBRUARY 28,
                                                    -------------   -------------   ----------------   -------------
                                                        2001            2000              1999             2001
                                                    -------------   -------------   ----------------   -------------
      Net Asset Value, Beginning of Period            $ 5.55           $ 6.73           $ 5.69           $ 5.47
      Investment income--net                            0.01             0.01             0.01               --
      Net realized and unrealized gain (loss) on
       investments                                     (0.52)           (0.66)            1.30            (0.51)
                                                      ------           ------           ------           ------
                  Total from Investment Operations     (0.51)           (0.65)            1.31            (0.51)
      Less distributions from
        Investment income--net                            --            (0.01)              --               --
        Capital gains                                     --            (0.52)           (0.27)              --
                                                      ------           ------           ------           ------
                               Total Distributions      0.00            (0.53)           (0.27)            0.00
                                                      ------           ------           ------           ------
      Net Asset Value, End of Period                  $ 5.04           $ 5.55           $ 6.73           $ 4.96
                                                      ======           ======           ======           ======
                                  Total Return (1)     (9.19)%**        (8.76)%          23.45 %          (9.32)%**
                                                      ======           ======           ======           ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)       $6,835           $6,856           $3,776           $3,125
      Ratio of expenses to average net assets           1.33 %*          1.30 %           1.51 %           1.90 %*
      Ratio of net investment income to average
       net assets                                       0.12 %*         (0.02)%          (0.19)%          (0.45)%*
      Portfolio turnover rate                             --            19.68 %          16.13 %             --

                                                                CLASS B
                                                                 SHARES
                                                    --------------------------------
                                                                      PERIOD FROM
                                                                    JANUARY 1, 1999
                                                     YEAR ENDED            TO
                                                    DECEMBER 31,      DECEMBER 31,
                                                    -------------   ----------------
                                                        2000              1999
                                                    -------------   ----------------
      Net Asset Value, Beginning of Period             $ 6.66           $ 5.69
      Investment income--net                            (0.02)              --
      Net realized and unrealized gain (loss) on
       investments                                      (0.65)            1.24
                                                       ------           ------
                  Total from Investment Operations      (0.67)            1.24
      Less distributions from
        Investment income--net                             --               --
        Capital gains                                   (0.52)           (0.27)
                                                       ------           ------
                               Total Distributions      (0.52)           (0.27)
                                                       ------           ------
      Net Asset Value, End of Period                   $ 5.47           $ 6.66
                                                       ======           ======
                                  Total Return (1)      (9.17)%          22.04 %
                                                       ======           ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)        $3,382           $1,547
      Ratio of expenses to average net assets            1.89 %           2.01 %
      Ratio of net investment income to average
       net assets                                       (0.66)%          (0.69)%
      Portfolio turnover rate                           19.68 %          16.13 %

*   Ratios annualized

**  Returns are not annualized

(1) Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2001  (Unaudited)
--------------------------------------------------------------------------------
ALGER GROWTH FUND

COMMON STOCK                       SHARES     VALUE
ADVERTISEMENT--1.55%
Omnicom Group Incorporated             130   $ 11,790

AEROSPACE--2.13%
General Dynamics Corporation           100      6,818
United Technologies Corporation        120      9,349
                                             --------
                                               16,167
BIO TECHNOLOGY--2.37%
Amgen Incorporated*                    250     18,016

COMMUNICATION EQUIPMENT--4.55%
Cisco Systems, Incorporated*           810     19,187
Nokia Corporation ADR*                 700     15,400
                                             --------
                                               34,587
COMMUNICATIONS--0.78%
SBC Communications,
 Incorporated                          125      5,962

COMPUTER RELATED & BUSINESS
 SERVICES--7.44%
Dell Computer Corporation*             550     12,031
EMC Corporation*                       425     16,898
Sanmina Corporation*                   300      8,944
Sun Microsystems, Incorporated*        940     18,682
                                             --------
                                               56,555
COMPUTER SERVICES--2.12%
eBay Incorporated*                     420     16,098

COMPUTER SOFTWARE--5.90%
Commerce One, Incorporated*            300      5,231
i2 Technologies, Incorporated*         130      3,494
Intuit Incorporated*                   245     10,076
Microsoft Corporation*                 280     16,520
Oracle Corporation*                    500      9,500
                                             --------
                                               44,821
COMPUTER TECHNOLOGY--1.10%
AOL Time Warner Incorporated*          190      8,366

CONGLOMERATE--5.90%
General Electric Company               460     21,390
Tyco International LTD                 430     23,500
                                             --------
                                               44,890
DRUG DELIVERY--1.82%
ALZA Corporation (Class A)*            350     13,842

DRUG DISTRIBUTION--2.80%
Cardinal Health, Incorporated          210     21,315

COMMON STOCK                       SHARES     VALUE

ENERGY & ENERGY SERVICES--9.88%
BJ Services Company*                   100   $  7,600
Calpine Corporation*                   350     15,571
Duke Energy Corporation                250     10,188
Halliburton Company                    240      9,557
Nabors Industries,
 Incorporated*                         250     14,175
Transocean Sedco Forex
 Incorporated                          375     18,049
                                             --------
                                               75,140
FINANCE--3.50%
American International Group,
 Incorporated                          325     26,585

FINANCIAL SERVICES--7.11%
Charles Schwab & Company,
 Incorporated                          165      3,448
Citigroup, Incorporated                430     21,147
Marsh & McLennan Companies,
 Incorporated                          120     12,840
Merrill Lynch & Company,
 Incorporated                          145      8,685
Stilwell Financial Incorporated        250      7,975
                                             --------
                                               54,095
FOOD CHAINS--2.50%
Safeway, Incorporated*                 350     19,008

FOODS & BEVERAGES--1.01%
Coca Cola Company (The)                145      7,689

INDUSTRIAL EQUIPMENT--1.30%
Waters Corporation*                    150      9,879

LEISURE & ENTERTAINMENT--1.14%
Viacom Incorporated (Class B)*         175      8,698

MANUFACTURING--0.56%
Solectron Corporation*                 155      4,224

MEDICAL DEVICES--0.94%
Guidant Corporation*                   140      7,136

OIL & GAS--2.03%
Exxon Mobil Corporation                190     15,400

PHARMACEUTICALS--12.53%
Abbott Laboratories                    175      8,573
American Home Products
 Corporation                           335     20,693
Baxter International
 Incorporated                          310     28,548
Immunex Corporation*                   250      8,141
Pfizer, Incorporated                   480     21,600
Pharmacia Corporation                  150      7,755
                                             --------
                                               95,310

SCHEDULE OF INVESTMENTS  February 28, 2001  (Unaudited)
--------------------------------------------------------------------------------
ALGER GROWTH FUND, CONTINUED

COMMON STOCK                       SHARES     VALUE
RETAILING--3.52%
Best Buy Company, Incorporated*        190   $  7,782
Home Depot, Incorporated (The)         100      4,250
Target Corporation                     100      3,900
Wal-Mart Stores, Incorporated          150      7,513
Walgreen Company                        75      3,324
                                             --------
                                               26,769
TOBACCO--1.58%
Philip Morris Companies
 Incorporated                          250     12,045
                                             --------

                TOTAL COMMON STOCK--86.06%
                           (Cost $725,153)    654,387
                                             --------
CASH EQUIVALENTS                   SHARES     VALUE
SM&R Money Market Fund, 5.12%
 (a)                               105,488    105,488
                                             --------

            TOTAL CASH EQUIVALENTS--13.88%
                           (Cost $105,488)    105,488
                                             --------

                 TOTAL INVESTMENTS--99.94%
                           (Cost $830,641)    759,875
               CASH AND OTHER ASSETS, LESS
                        LIABILITIES--0.06%        489
                                             --------
                       NET ASSETS--100.00%   $760,364
                                             ========

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

NOTES TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2001. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Growth Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
ALGER GROWTH FUND

ASSETS
Investment in securities, at value                            $    759,875
Cash                                                                38,206
Prepaid expenses                                                     1,250
Receivable for:
  Investment securities sold                                         7,409
  Capital stock sold                                                   167
  Interest                                                             388
                                                              ------------
                                                TOTAL ASSETS       807,295
                                                              ------------
LIABILITIES
Investment securities purchased                                     43,043
Accrued:
  Investment advisory fee                                              452
  Service fee                                                          133
  Distribution fee                                                     528
Other liabilities                                                    2,775
                                                              ------------
                                           TOTAL LIABILITIES        46,931
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $    760,364
                                                              ============
NET ASSETS:
Class A                                                       $    520,494
--------------------------------------------------------------------------
Class B                                                       $    239,870
--------------------------------------------------------------------------
  TOTAL NET ASSETS                                            $    760,364
                                                              ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   100,000,000
  Outstanding                                                       71,597
--------------------------------------------------------------------------
Class B:
  Authorized                                                   100,000,000
  Outstanding                                                       33,445
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $       7.27
  Offering price per share: (Net Assets value of $7.27/95%)   $       7.65
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $       7.17
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  For Six Months Ended February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
ALGER GROWTH FUND

INVESTMENT INCOME
Interest                                                      $   2,374
EXPENSES
Investment advisory fees                                          1,692
Service fees                                                        498
Professional fees                                                   926
Custody and transaction fees                                      5,420
Directors' fees                                                   3,679
Qualification fees                                                  576
Shareholder reporting expenses                                       52
Distribution fees                                                   325
                                                              ---------
                                                NET EXPENSES     13,168
                                                              ---------
INVESTMENT LOSS--NET                                            (10,794)
                                                              ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                              (31,815)
  Change in unrealized depreciation of investments for the
   period                                                       (70,766)
                                                              ---------
NET LOSS ON INVESTMENTS                                        (102,581)
                                                              ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(113,375)
                                                              =========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED
                                                                FEBRUARY 28,
                                                              ----------------
                                                                    2001
                                                              ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment loss--net                                            $(10,794)
  Net realized loss on investments                                 (31,815)
  Change in unrealized depreciation                                (70,766)
                                                                  --------
  Net decrease in net assets resulting from operations            (113,375)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                             --
    Class B                                                             --
                                                                  --------
    Total distributions to shareholders                                 --
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                        619,758
    Class B                                                        253,981
                                                                  --------
    Total net capital share transactions                           873,739
                                                                  --------
TOTAL INCREASE                                                     760,364
NET ASSETS
  Beginning of period                                                   --
                                                                  --------
  End of period                                                   $760,364
                                                                  ========

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Unaudited)
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

ALGER GROWTH FUND

                                                                     CLASS A SHARES     CLASS B SHARES
                                                                    ----------------   ----------------
                                                                    SIX MONTHS ENDED   SIX MONTHS ENDED
                                                                      FEBRUARY 28,       FEBRUARY 28,
                                                                    ----------------   ----------------
                                                                          2001               2001
                                                                    ----------------   ----------------
      Net Asset Value, Beginning of Period                           $  10.00           $  10.00
      Investment loss--net                                              (0.13)             (0.04)
      Net realized and unrealized loss on investments                   (2.60)             (2.79)
                                                                     --------           --------
                                  Total from Investment Operations      (2.73)             (2.83)
      Less distributions from
        Investment income--net                                             --                 --
                                                                     --------           --------
                                               Total Distributions       0.00               0.00
                                                                     --------           --------
      Net Asset Value, End of Period                                 $   7.27           $   7.17
                                                                     ========           ========
                                                  Total Return (1)     (27.30)%**         (28.30)%**
                                                                     ========           ========
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period                                      $520,494           $239,870
      Ratio of expenses to average net assets                            6.55 %*            5.84 %*
      Ratio of net investment loss to average net assets                (5.37)%*           (4.79)%*
      Portfolio turnover rate                                           28.09 %            28.09 %

*   Ratios annualized

**  Returns are not annualized

(1) Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2001  (Unaudited)
--------------------------------------------------------------------------------
ALGER AGGRESSIVE GROWTH FUND

COMMON STOCK                       SHARES     VALUE
AEROSPACE--2.75%
General Dynamics Corporation           105   $  7,159
United Technologies Corporation         90      7,012
                                             --------
                                               14,171
BIO TECHNOLOGY--2.58%
Affymetrix, Incorporated*               75      4,297
Amgen Incorporated*                    125      9,008
                                             --------
                                               13,305
BROKERAGE--2.02%
Morgan Stanley Dean Witter &
 Company                               160     10,421

BUSINESS SERVICES--0.16%
Ariba, Incorporated*                    50        825

COMMUNICATION EQUIPMENT--3.90%
Cisco Systems, Incorporated*           420      9,949
Nokia Corporation ADR*                 400      8,800
QUALCOMM Incorporated*                  25      1,370
                                             --------
                                               20,119
COMMUNICATIONS--1.05%
Comcast Corporation (Special
 Class A)*                             125      5,414

COMPUTER RELATED & BUSINESS
 SERVICES--1.87%
Sanmina Corporation*                    50      1,490
Sun Microsystems, Incorporated*        410      8,149
                                             --------
                                                9,639
COMPUTER SERVICES--2.79%
eBay Incorporated*                     375     14,373

COMPUTER SOFTWARE--5.31%
i2 Technologies, Incorporated*          98      2,634
Intuit Incorporated*                   100      4,113
Microsoft Corporation*                 175     10,325
Openwave Systems Incorporated*         165      6,079
Oracle Corporation*                    222      4,218
                                             --------
                                               27,369
COMPUTER TECHNOLOGY--1.71%
AOL Time Warner Incorporated*          200      8,806

CONGLOMERATE--2.89%
General Electric Company               320     14,880

DRUG DISTRIBUTION--1.97%
Cardinal Health, Incorporated          100     10,150

COMMON STOCK                       SHARES     VALUE

ENERGY & ENERGY SERVICES--0.40%
Duke Energy Corporation                 50   $  2,038

FINANCE--2.78%
American International Group,
 Incorporated                          175     14,315

FINANCIAL SERVICES--9.17%
Bank of New York Company,
 Incorporated                          100      5,178
Charles Schwab & Company,
 Incorporated                          150      3,135
Citigroup, Incorporated                270     13,278
Marsh & McLennan Companies,
 Incorporated                          125     13,375
Merrill Lynch & Company,
 Incorporated                          180     10,782
State Street Corporation                15      1,507
                                             --------
                                               47,255
MANUFACTURING--0.90%
Solectron Corporation*                 170      4,632

PHARMACEUTICALS--13.04%
American Home Products
 Corporation                           160      9,883
Baxter International
 Incorporated                          100      9,209
Celgene Corporation*                   200      5,225
Lilly (Eli) and Company                205     16,289
Immunex Corporation*                   320     10,420
Pfizer, Incorporated                   210      9,450
Pharmacia Corporation                  130      6,721
                                             --------
                                               67,197
RETAILING--7.35%
Best Buy Company, Incorporated*        205      8,397
Home Depot, Incorporated (The)         325     13,813
Target Corporation                     100      3,900
Wal-Mart Stores, Incorporated          235     11,771
                                             --------
                                               37,881
TOBACCO--0.93%
Philip Morris Companies
 Incorporated                          100      4,818
                                             --------
                TOTAL COMMON STOCK--63.57%
                           (Cost $389,765)    327,608
                                             --------

SCHEDULE OF INVESTMENTS  February 28, 2001  (Unaudited)
--------------------------------------------------------------------------------
ALGER AGGRESSIVE GROWTH FUND, CONTINUED

CASH EQUIVALENTS                   SHARES     VALUE
SM&R Money Market Fund, 5.12%
 (a)                               187,676   $187,676
                                             --------
            TOTAL CASH EQUIVALENTS--36.42%
                           (Cost $187,676)    187,676
                                             --------
                 TOTAL INVESTMENTS--99.99%
                           (Cost $577,441)    515,284
               CASH AND OTHER ASSETS, LESS
                        LIABILITIES--0.01%         58
                                             --------
                       NET ASSETS--100.00%   $515,342
                                             ========

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

NOTES TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2001. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Aggressive Growth Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
ALGER AGGRESSIVE GROWTH FUND

ASSETS
Investment in securities, at value                            $    515,284
Cash                                                                 2,155
Prepaid expenses                                                     1,275
Receivable for:
  Investment securities sold                                         6,135
  Interest                                                             149
                                                              ------------
                                                TOTAL ASSETS       524,998
                                                              ------------
LIABILITIES
Investment securities purchased                                      6,449
Accrued:
  Investment advisory fee                                              381
  Service fee                                                           91
  Distribution fee                                                     297
Other liabilities                                                    2,438
                                                              ------------
                                           TOTAL LIABILITIES         9,656
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $    515,342
                                                              ============
NET ASSETS:
Class A                                                       $    387,357
--------------------------------------------------------------------------
Class B                                                       $    127,985
--------------------------------------------------------------------------
  TOTAL NET ASSETS                                            $    515,342
                                                              ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   100,000,000
  Outstanding                                                       59,680
--------------------------------------------------------------------------
Class B:
  Authorized                                                   100,000,000
  Outstanding                                                       19,572
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $       6.49
  Offering price per share: (Net Assets value of $6.49/95%)   $       6.83
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $       6.54
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  For Six Months Ended February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
ALGER AGGRESSIVE GROWTH FUND

INVESTMENT INCOME
Interest                                                      $   1,996
EXPENSES
Investment advisory fees                                          1,651
Service fees                                                        393
Professional fees                                                   739
Custody and transaction fees                                      5,382
Directors' fees                                                   3,678
Qualification fees                                                  582
Shareholder reporting expenses                                       82
Distribution fees                                                   347
                                                              ---------
                                                NET EXPENSES     12,854
                                                              ---------
INVESTMENT LOSS--NET                                            (10,858)
                                                              ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                              (61,619)
  Change in unrealized depreciation of investments for the
   period                                                       (62,157)
                                                              ---------
NET LOSS ON INVESTMENTS                                        (123,776)
                                                              ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(134,634)
                                                              =========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED
                                                                FEBRUARY 28,
                                                              ----------------
                                                                    2001
                                                              ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment loss--net                                            $ (10,858)
  Net realized loss on investments                                  (61,619)
  Change in unrealized depreciation                                 (62,157)
                                                                  ---------
  Net decrease in net assets resulting from operations             (134,634)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                              --
    Class B                                                              --
                                                                  ---------
    Total distributions to shareholders                                  --
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                         509,833
    Class B                                                         140,143
                                                                  ---------
    Total net capital share transactions                            649,976
                                                                  ---------
TOTAL INCREASE                                                      515,342
NET ASSETS
  Beginning of period                                                    --
                                                                  ---------
  End of period                                                   $ 515,342
                                                                  =========

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Unaudited)
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

ALGER AGGRESSIVE GROWTH FUND

                                                                    CLASS A SHARES    CLASS B SHARES
                                                                    ---------------   ---------------
                                                                      SIX MONTHS        SIX MONTHS
                                                                         ENDED             ENDED
                                                                     FEBRUARY 28,      FEBRUARY 28,
                                                                    ---------------   ---------------
                                                                         2001              2001
                                                                    ---------------   ---------------
      Net Asset Value, Beginning of Period                           $  10.00          $  10.00
      Investment loss--net                                              (0.17)            (0.05)
      Net realized and unrealized loss on investments                   (3.34)            (3.41)
                                                                     --------          --------
                                  Total from Investment Operations      (3.51)            (3.46)
      Less distributions from
        Investment income--net                                             --                --
                                                                     --------          --------
                                               Total Distributions       0.00              0.00
                                                                     --------          --------
      Net Asset Value, End of Period                                 $   6.49          $   6.54
                                                                     ========          ========
                                                  Total Return (1)     (35.10)%**        (34.60)%**
                                                                     ========          ========
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period                                      $387,357          $127,985
      Ratio of expenses to average net assets                            8.19 %*           7.06 %*
      Ratio of net investment loss to average net assets                (6.90)%*          (6.13)%*
      Portfolio turnover rate                                           47.11 %           47.11 %

*   Ratios annualized

**  Returns are not annualized

(1) Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2001  (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME FUND

COMMON STOCK                   SHARES        VALUE
AEROSPACE/DEFENSE--2.57%
Boeing Company                   18,600   $  1,156,920
Goodrich (B.F.) Company          75,000      3,033,000
                                          ------------
                                             4,189,920
AUTO & TRUCK MANUFACTURERS--2.42%
Ford Motor Company               88,074      2,449,338
General Motors Corporation       28,000      1,492,960
                                          ------------
                                             3,942,298
BANKS--10.05%
Bank of America Corporation      60,000      2,997,000
Comerica, Incorporated           34,500      2,195,925
J.P. Morgan Chase & Company      35,150      1,640,099
PNC Financial Services
 Group                           33,400      2,321,300
U.S. Bancorp                    153,571      3,562,847
Wells Fargo Company              73,500      3,648,540
                                          ------------
                                            16,365,711
BEVERAGES--2.68%
Anheuser-Busch Companies,
 Incorporated                   100,000      4,370,000

BIO/SPECIALTY PHARMACEUTICALS--0.64%
Amgen Incorporated*              14,400      1,037,700
CHEMICALS--0.87%
Hercules, Incorporated           32,600        459,008
Praxair, Incorporated            21,500        958,900
                                          ------------
                                             1,417,908
COMMUNICATION EQUIPMENT--0.50%
Nortel Networks Corporation      43,600        806,164

COMPUTER RELATED--3.10%
Cisco Systems,
 Incorporated*                   52,800      1,250,700
EMC Corporation*                 59,100      2,349,816
Sun Microsystems,
 Incorporated*                   73,200      1,454,850
                                          ------------
                                             5,055,366
COMPUTER SOFTWARE/SERVICES--1.40%
McDATA Corporation
 (Class A)*                       2,175         38,878
Microsoft Corporation*           38,000      2,242,000
                                          ------------
                                             2,280,878
DRUGS--8.06%
Bristol-Myers Squibb
 Company                         37,600      2,384,216
Merck & Company,
 Incorporated                    33,300      2,670,660
Pfizer, Incorporated             58,800      2,646,000
Schering-Plough Corporation      63,400      2,551,850
Watson Pharmaceuticals,
 Incorporated*                   51,600      2,863,800
                                          ------------
                                            13,116,526
ELECTRIC POWER--1.58%
Constellation Energy Group       26,300      1,123,010
DTE Energy Company               40,000      1,452,400
                                          ------------
                                             2,575,410

COMMON STOCK                   SHARES        VALUE
ELECTRICAL EQUIPMENT--2.06%
General Electric Company         72,000   $  3,348,000

EXPLORATION/DRILLING--2.78%
Anadarko Petroleum
 Corporation                     27,300      1,706,250
Kerr-McGee Corporation           13,600        879,104
Tidewater, Incorporated          40,000      1,948,000
                                          ------------
                                             4,533,354
FINANCIAL SERVICES--6.82%
Citigroup, Incorporated         130,400      6,413,072
Morgan Stanley Dean
 Witter & Company                72,000      4,689,360
                                          ------------
                                            11,102,432
FOODS PRODUCERS--3.50%
ConAgra, Incorporated            40,000        787,200
McCormick & Company,
 Incorporated                    70,000      2,751,000
Sensient Technologies
 Corporation                     99,600      2,156,340
                                          ------------
                                             5,694,540
FOODS RETAILERS--1.52%
Albertson's, Incorporated        55,000      1,597,750
Safeway, Incorporated*           16,000        868,960
                                          ------------
                                             2,466,710
FURNITURE/APPLIANCES/TOOLS--2.97%
Black & Decker Corporation*      40,000      1,660,400
Whirlpool Corporation            60,000      3,172,200
                                          ------------
                                             4,832,600
INSURANCE COMPANIES--2.73%
CIGNA Corporation                36,600      4,013,922
Conseco, Incorporated            31,100        436,022
                                          ------------
                                             4,449,944
LEISURE TIME/GAMING--0.83%
Brunswick Corporation            63,200      1,345,528

MACHINERY/EQUIPMENT--0.57%
Deere & Company                  23,000        936,100

MANUFACTURING-DIVERSIFIED--0.55%
Minnesota Mining and
 Manufacturing Company            7,900        890,725

MEDICAL PRODUCTS/SUPPLIES--4.05%
Abbott Laboratories              43,400      2,126,166
Allergan, Incorporated           19,300      1,678,135
Beckman Coulter,
 Incorporated                    37,200      1,504,740
Johnson & Johnson                13,200      1,284,756
                                          ------------
                                             6,593,797
METALS & MINING--0.89%
Phelps Dodge Corporation         31,500      1,449,000

NATURAL GAS--2.06%
Enron Corporation                49,000      3,356,500

SCHEDULE OF INVESTMENTS  February 28, 2001  (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME FUND, CONTINUED

COMMON STOCK                   SHARES        VALUE
OIL INTERNATIONAL--8.75%
BP Amoco PLC ADR                 47,110   $  2,336,656
Chevron Corporation              30,000      2,569,800
Exxon Mobil Corporation          40,000      3,242,000
Royal Dutch Petroleum
 Company ADR                     51,700      3,015,661
Texaco, Incorporated             48,000      3,076,800
                                          ------------
                                            14,240,917
OIL SERVICES--0.78%
Schlumberger Limited             20,000      1,275,000

PAPER/FOREST PRODUCTS--0.69%
Glatfelter (P.H.) Company        94,000      1,127,060

REAL ESTATE/REITS--4.14%
CenterPoint Properties
 Corporation                     44,500      2,049,225
Crescent Real Estate
 Equities Company                65,000      1,380,600
Hospitality Properties
 Trust                           50,000      1,297,500
Liberty Property Trust           75,000      2,019,750
                                          ------------
                                             6,747,075
RETAIL-SPECIALTY--0.45%
Lowe's Companies,
 Incorporated                    13,000        726,440
SEMICONDUCTORS--1.07%
Intel Corporation                61,200      1,748,025
SPECIALTY PRINTING/SERVICES--1.76%
Banta Corporation                63,000      1,644,930
Deluxe Corporation               50,000      1,217,500
                                          ------------
                                             2,862,430
TELECOM-LONG DISTANCE--2.09%
A T & T Corporation              41,400        952,200
Qwest Communications
 International
 Incorporated*                   66,466      2,457,248
                                          ------------
                                             3,409,448
TELEPHONE-UTILITY--3.12%
Alltel Corporation               38,250      2,054,025
Verizon Communications           61,000      3,019,500
                                          ------------
                                             5,073,525
TOBACCO--6.44%
Philip Morris Companies
 Incorporated                    87,600      4,220,568
R.J. Reynolds Tobacco
 Holdings, Incorporated          77,749      4,392,819
UST, Incorporated                65,000      1,874,600
                                          ------------
                                            10,487,987
TRUCKING & SHIPPING--0.67%
USFreightways Corporation        34,000      1,083,750
                                          ------------

             TOTAL COMMON STOCK--95.16%
                    (Cost $116,325,630)    154,938,768
                                          ------------
CASH EQUIVALENTS               SHARES        VALUE
SM&R Money Market Fund,
 5.12% (a)                          159   $        159
                                          ------------
          TOTAL CASH EQUIVALENTS--0.00%
                            (Cost $159)            159
                                          ------------
                                FACE
COMMERCIAL PAPER               AMOUNT
COMPUTER RELATED--1.47%
Compaq Computer
 Corporation, 6.00%,
 03/02/01                    $2,389,000      2,388,602

FINANCIAL SERVICES--1.06%
Houston Industries Finance
 Co L.P., 6.27%, 03/01/01     1,723,000      1,723,000

MANUFACTURING-SPECIALTY--2.00%
American Greetings
 Corporation, 6.35%,
 03/07/01                       747,000        746,209
Tupperware Corporation,
 6.10%, 03/06/01              2,520,000      2,517,863
                                          ------------
                                             3,264,072
RETAIL-SPECIALTY--0.21%
Toys 'R' Us Incorporated,
 6.10%, 03/05/01                340,000        339,769
                                          ------------
          TOTAL COMMERCIAL PAPER--4.74%
                      (Cost $7,715,443)      7,715,443
                                          ------------
              TOTAL INVESTMENTS--99.90%
                    (Cost $124,041,232)    162,654,370
            CASH AND OTHER ASSETS, LESS
                     LIABILITIES--0.10%        167,286
                                          ------------
                    NET ASSETS--100.00%   $162,821,656
                                          ============

ABBREVIATIONS
ADR--American Depository Receipt
REIT--Real Estate Investment Trust
*--Non-income producing securities

NOTES TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2001. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Equity Income Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME FUND

ASSETS
Investments in securities, at value                           $162,654,370
Prepaid expenses                                                    40,450
Receivable for:
  Capital stock sold                                                 9,219
  Dividends                                                        321,432
Other assets                                                        62,725
                                                              ------------
                                                TOTAL ASSETS   163,088,196
                                                              ------------
LIABILITIES
Capital stock reacquired                                            64,465
Accrued:
  Investment advisory fee                                           90,506
  Service fee                                                       29,729
  Distribution fee                                                   8,487
Other liabilities                                                   73,353
                                                              ------------
                                           TOTAL LIABILITIES       266,540
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $162,821,656
                                                              ============
NET ASSETS:
Class A                                                       $  5,515,882
--------------------------------------------------------------------------
Class B                                                       $  5,024,241
--------------------------------------------------------------------------
Class T                                                       $152,281,533
--------------------------------------------------------------------------
  TOTAL NET ASSETS:                                           $162,821,656
                                                              ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                    50,000,000
  Outstanding                                                      228,243
--------------------------------------------------------------------------
Class B:
  Authorized                                                    25,000,000
  Outstanding                                                      212,325
--------------------------------------------------------------------------
Class T:
  Authorized                                                    75,000,000
  Outstanding                                                    6,160,206
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $      24.17
  Offering price per share: (Net Assets value of
   $24.17/95.00%)                                             $      25.44
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $      23.66
--------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $      24.72
  Offering price per share: (Net Assets value of
   $24.72/94.25%)                                             $      26.23
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Two Months Ended February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME FUND

INVESTMENT INCOME
Dividends                                                     $   603,658
Interest                                                           66,011
                                                              -----------
                                     TOTAL INVESTMENT INCOME      669,669
EXPENSES
Investment advisory fees                                          187,924
Service fees                                                       61,725
Professional fees                                                   5,794
Custodian and transactions fees                                    10,458
Directors' fees                                                     2,236
Qualification fees                                                  5,932
Shareholder reporting expenses                                     10,708
Insurance expenses                                                  6,784
                                                              -----------
                                                NET EXPENSES      291,561
                                                              -----------
INVESTMENT INCOME--NET                                            378,108
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                              1,708,500
  Change in unrealized depreciation of investments for the
   period                                                      (8,969,492)
                                                              -----------
NET LOSS ON INVESTMENTS                                        (7,260,992)
                                                              -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(6,882,884)
                                                              ===========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
                                                              TWO MONTHS ENDED    YEAR ENDED
                                                                FEBRUARY 28,     DECEMBER 31,
                                                              ----------------   -------------
                                                                    2001             2000
                                                              ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                        $    378,108     $  2,989,625
  Net realized gain on investments                                 1,708,500        3,180,858
  Change in unrealized appreciation (depreciation)                (8,969,492)       8,015,248
                                                                ------------     ------------
  Net increase (decrease) in net assets resulting from
   operations                                                     (6,882,884)      14,185,731
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                               --          (84,347)
    Class B                                                               --          (57,016)
    Class T                                                               (7)      (2,957,638)
  Capital gains
    Class A                                                                1         (280,726)
    Class B                                                               --         (262,678)
    Class T                                                              (80)      (7,781,154)
                                                                ------------     ------------
    Total distributions to shareholders                                  (86)     (11,423,559)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                           77,574          464,685
    Class B                                                          (81,864)         919,027
    Class T                                                       (1,604,607)     (30,241,097)
                                                                ------------     ------------
    Total net capital share transactions                          (1,608,897)     (28,857,385)
                                                                ------------     ------------
TOTAL DECREASE                                                    (8,491,867)     (26,095,213)
NET ASSETS
  Beginning of period                                            171,313,523      197,408,736
                                                                ------------     ------------
  End of period                                                 $162,821,656     $171,313,523
                                                                ============     ============

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

EQUITY INCOME FUND

                                                                                CLASS T SHARES
                                              -----------------------------------------------------------------------------------
                                               (UNAUDITED)
                                               TWO MONTHS
                                                  ENDED
                                              FEBRUARY 28,                          YEAR ENDED DECEMBER 31,
                                              -------------   -------------------------------------------------------------------
                                                  2001           2000          1999          1998          1997          1996
                                              -------------   -----------   -----------   -----------   -----------   -----------
      Net Asset Value, Beginning of Period    $  25.76        $  25.30      $  28.02      $  26.99      $  25.05      $  22.59
      Investment income--net                      0.05            0.46          0.54          0.62          0.63          0.58
      Net realized and unrealized gain
       (loss) on investments                     (1.09)           1.54         (0.96)         2.50          4.96          3.10
                                              --------        --------      --------      --------      --------      --------
            Total from Investment Operations     (1.04)           2.00         (0.42)         3.12          5.59          3.68
      Less distributions from
        Investment income--net                      --           (0.46)        (0.54)        (0.62)        (0.64)        (0.58)
        Capital gains                               --           (1.08)        (1.76)        (1.47)        (3.01)        (0.64)
                                              --------        --------      --------      --------      --------      --------
                         Total Distributions      0.00           (1.54)        (2.30)        (2.09)        (3.65)        (1.22)
                                              --------        --------      --------      --------      --------      --------
      Net Asset Value, End of Period          $  24.72        $  25.76      $  25.30      $  28.02      $  26.99      $  25.05
                                              ========        ========      ========      ========      ========      ========
                            Total Return (1)     (4.04)%**        8.99 %       (1.39) %      12.11 %       22.72 %       16.46 %
                                              ========        ========      ========      ========      ========      ========
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
       DATA
      Net Assets, end of period (000's
       omitted)                               $152,282        $160,319      $187,988      $218,980      $198,687      $165,786
      Ratio of expenses to average net
       assets                                     1.03 %*         1.05 %        1.05 %        1.01 %        1.05 %        1.10 %
      Ratio of net investment income to
       average net assets                         1.42 %*         1.73 %        1.94 %        2.22 %        2.28 %        2.42 %
      Portfolio turnover rate                     2.62 %         22.05 %        9.81 %       19.29 %       39.14 %       27.07 %

                                                                    CLASS A SHARES                           CLASS B SHARES
                                                   ------------------------------------------------   -----------------------------
                                                    (UNAUDITED)                      PERIOD FROM       (UNAUDITED)
                                                    TWO MONTHS                     JANUARY 1, 1999     TWO MONTHS
                                                       ENDED        YEAR ENDED            TO              ENDED        YEAR ENDED
                                                   FEBRUARY 28,    DECEMBER 31,      DECEMBER 31,     FEBRUARY 28,    DECEMBER 31,
                                                   -------------   -------------   ----------------   -------------   -------------
                                                       2001            2000              1999             2001            2000
                                                   -------------   -------------   ----------------   -------------   -------------
      Net Asset Value, Beginning of Period          $25.19          $24.79           $28.02            $24.69          $24.38
      Investment income--net                          0.05            0.36             0.58              0.02            0.23
      Net realized and unrealized gain (loss) on
       investments                                   (1.07)           1.50            (1.47)            (1.05)           1.45
                                                    ------          ------           ------            ------          ------
                 Total from Investment Operations    (1.02)           1.86            (0.89)            (1.03)           1.68
      Less distributions from
        Investment income--net                          --           (0.38)           (0.58)               --           (0.29)
        Capital gains                                   --           (1.08)           (1.76)               --           (1.08)
                                                    ------          ------           ------            ------          ------
                              Total Distributions     0.00           (1.46)           (2.34)             0.00           (1.37)
                                                    ------          ------           ------            ------          ------
      Net Asset Value, End of Period                $24.17          $25.19           $24.79            $23.66          $24.69
                                                    ======          ======           ======            ======          ======
                                 Total Return (1)    (4.05)%**        8.61 %          (3.01)%           (4.17)%**        7.95 %
                                                    ======          ======           ======            ======          ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)     $5,516          $5,671           $4,802            $5,024          $5,324
      Ratio of expenses to average net assets         1.33 %*         1.49 %           1.51 %            1.85 %*         1.99 %
      Ratio of net investment income to average
       net assets                                     1.11 %*         1.32 %           1.53 %            0.60 %*         0.74 %
      Portfolio turnover rate                         2.62 %         22.05 %           9.81 %            2.62 %         22.05 %

                                                    CLASS B SHARES
                                                   ----------------
                                                     PERIOD FROM
                                                   JANUARY 1, 1999
                                                          TO
                                                     DECEMBER 31,
                                                   ----------------
                                                         1999
                                                   ----------------
      Net Asset Value, Beginning of Period            $28.02
      Investment income--net                            0.47
      Net realized and unrealized gain (loss) on
       investments                                     (1.88)
                                                      ------
                 Total from Investment Operations      (1.41)
      Less distributions from
        Investment income--net                         (0.47)
        Capital gains                                  (1.76)
                                                      ------
                              Total Distributions      (2.23)
                                                      ------
      Net Asset Value, End of Period                  $24.38
                                                      ======
                                 Total Return (1)      (4.86)%
                                                      ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)       $4,343
      Ratio of expenses to average net assets           2.01 %
      Ratio of net investment income to average
       net assets                                       1.03 %
      Portfolio turnover rate                           9.81 %

*   Ratios annualized

**  Returns are not annualized

(1) Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
BALANCED FUND

COMMON STOCK                    SHARES        VALUE
AEROSPACE/DEFENSE--1.02%
Boeing Company                     2,700   $   167,940
Goodrich (B.F.) Company            3,736       151,084
                                           -----------
                                               319,024
AUTO & TRUCK MANUFACTURERS--1.23%
Ford Motor Company                 6,968       193,780
General Motors Corporation         3,600       191,952
                                           -----------
                                               385,732
BANKS--3.98%
Bank of America Corporation        5,900       294,705
J.P. Morgan Chase & Company        5,700       265,962
PNC Financial Services
 Group                             3,800       264,100
U.S. Bancorp                       7,911       183,524
Wells Fargo Company                4,800       238,272
                                           -----------
                                             1,246,563
BEVERAGES--1.00%
Anheuser-Busch Companies,
 Incorporated                      7,200       314,640
BIO/SPECIALTY PHARMACEUTICALS--0.37%
Amgen Incorporated*                1,600       115,300

CHEMICALS--0.75%
Hercules, Incorporated             3,400        47,872
Praxair, Incorporated              4,200       187,320
                                           -----------
                                               235,192
COMMUNICATION EQUIPMENT--0.42%
Nortel Networks Corporation        7,200       133,128

COMPUTER RELATED--3.86%
Cisco Systems,
 Incorporated*                    14,400       341,100
EMC Corporation*                  11,400       453,264
Sun Microsystems,
 Incorporated*                    20,900       415,387
                                           -----------
                                             1,209,751
COMPUTER SOFTWARE/SERVICES--2.72%
McDATA Corporation
 (Class A)*                          449         8,026
Microsoft Corporation*             8,100       477,900
VERITAS Software
 Corporation*                      5,650       366,897
                                           -----------
                                               852,823
COSMETICS & TOILETRIES--0.95%
Procter & Gamble Company           4,200       296,100

DRUGS--5.54%
Bristol-Myers Squibb
 Company                           4,200       266,322
Merck & Company,
 Incorporated                      3,700       296,740
Pfizer, Incorporated              13,475       606,375
Schering-Plough Corporation        6,200       249,550
Watson Pharmaceuticals,
 Incorporated*                     5,700       316,350
                                           -----------
                                             1,735,337

COMMON STOCK                    SHARES        VALUE
ELECTRIC POWER--0.94%
Allegheny Energy,
 Incorporated                      2,500   $   118,625
DTE Energy Company                 4,800       174,288
                                           -----------
                                               292,913
ELECTRICAL EQUIPMENT--2.88%
General Electric Company          19,400       902,100

EXPLORATION/DRILLING--0.90%
Global Marine,
 Incorporated*                     3,400        97,614
Kerr-McGee Corporation             1,500        96,960
Tidewater, Incorporated            1,800        87,660
                                           -----------
                                               282,234
FINANCIAL SERVICES--3.73%
American General
 Corporation                       2,100       160,104
Citigroup, Incorporated            9,000       442,620
Countrywide Credit
 Industries, Incorporated          7,200       318,456
Morgan Stanley Dean
 Witter & Company                  3,800       247,494
                                           -----------
                                             1,168,674
FOOD PRODUCERS--2.45%
IBP, Incorporated                  6,600       175,230
McCormick & Company,
 Incorporated                      5,400       212,220
Sensient Technologies
 Corporation                       9,600       207,840
Smithfield Foods,
 Incorporated*                     5,900       173,519
                                           -----------
                                               768,809
FOOD RETAILERS--1.87%
Albertson's, Incorporated          3,700       107,485
Safeway, Incorporated*             8,800       477,928
                                           -----------
                                               585,413
FURNITURE/APPLIANCES/TOOLS--0.57%
Black & Decker Corporation         4,300       178,493

HOMEBUILDING/SUPPLIES--0.35%
Centex Corporation                 2,700       111,132

INSURANCE COMPANIES--1.48%
CIGNA Corporation                  3,600       394,812
Conseco, Incorporated              5,000        70,100
                                           -----------
                                               464,912
LEISURE TIME/GAMING--0.40%
Brunswick Corporation              5,900       125,611

MANUFACTURING-DIVERSIFIED--1.58%
Minnesota Mining and
 Manufacturing Company             1,100       124,025
Tyco International LTD             6,800       371,620
                                           -----------
                                               495,645

SCHEDULE OF INVESTMENTS  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
BALANCED FUND, CONTINUED

COMMON STOCK                    SHARES        VALUE
MEDICAL PRODUCTS/SUPPLIES--2.03%
Allergan, Incorporated             2,100   $   182,595
Beckman Coulter,
 Incorporated                      4,000       161,800
Johnson & Johnson                  3,000       291,990
                                           -----------
                                               636,385
NATURAL GAS--1.47%
Enron Corporation                  6,700       458,950

OIL DOMESTIC--0.33%
Unocal Corporation                 2,900       102,254

OIL INTERNATIONAL--4.18%
BP Amoco PLC ADR                   6,392       317,043
Chevron Corporation                5,300       453,998
Royal Dutch Petroleum
 Company ADR                       9,200       536,636
                                           -----------
                                             1,307,677
RETAIL-DISCOUNT--1.09%
Wal-Mart Stores,
 Incorporated                      6,800       340,612

RETAIL-GENERAL--0.56%
Federated Department
 Stores, Incorporated*             3,600       174,060

RETAIL-SPECIALTY--0.60%
Lowe's Companies,
 Incorporated                      1,800       100,584
Toys 'R' Us, Incorporated*         3,600        88,560
                                           -----------
                                               189,144
SEMICONDUCTORS--1.23%
Intel Corporation                 13,500       385,594

SPECIALTY PRINTING/SERVICES--0.55%
Banta Corporation                  6,600       172,326

TELECOM-LONG DISTANCE--1.83%
A T & T Corporation               15,054       346,242
Qwest Communications
 International
 Incorporated*                     5,838       215,831
WorldCom, Incorporated*              600         9,975
                                           -----------
                                               572,048
TELEPHONE--1.82%
Alltel Corporation                 5,300       284,610
Verizon Communications             5,780       286,110
                                           -----------
                                               570,720
TRUCKING & SHIPPING--0.34%
USFreightways Corporation          3,300       105,187
                                           -----------

              TOTAL COMMON STOCK--55.02%
                      (Cost $12,620,420)    17,234,483
                                           -----------
                                 FACE
BONDS AND NOTES                 AMOUNT        VALUE
AUTO & TRUCK MANUFACTURERS--1.55%
DaimlerChrysler North
 America, 7.20%, 09/01/09     $  500,000   $   484,571

AUTO PARTS MANUFACTURERS--3.03%
Cooper Tire & Rubber
 Company, 7.75%, 12/15/09      1,000,000       948,436

BANKS--3.14%
Morgan (J.P.) & Company,
 Incorporated, 6.00%,
 01/15/09                        500,000       486,220
Royal Bank of Scotland,
 yankee bond, 6.40%,
 04/01/09                        500,000       496,144
                                           -----------
                                               982,364
ELECTRONICS--2.07%
Koninklijke Philips
 Electronics, yankee bond,
 8.375%, 09/15/06                600,000       648,354

GOVERNMENT AGENCIES--6.17%
Federal Home Loan Mortgage
 Corporation, 7.00%,
 09/15/07                      1,000,000     1,020,252
Federal Home Loan Mortgage
 Corporation, Pool #298759,
 8.00%, 08/01/17                  74,051        76,714
Federal Home Loan Mortgage
 Corporation, Pool #284839,
 8.50%, 01/01/17                  21,518        22,535
Federal National Mortgage
 Association, 7.55%,
 04/22/02                        685,000       706,279
Federal National Mortgage
 Association, Pool #041669,
 8.00%, 02/01/17                  16,447        17,142
Federal National Mortgage
 Association, Pool #48974,
 8.00%, 06/01/17                  87,771        91,512
                                           -----------
                                             1,934,434
INSURANCE COMPANIES--1.68%
The Mony Group
 Incorporated, 8.35%,
 03/15/10                        500,000       526,363

MANUFACTURING-DIVERSIFIED--2.55%
Tyco International Group,
 yankee bond, 5.875%,
 11/01/04                        800,000       797,320

REAL ESTATE/REITS--1.60%
Weingarten Realty
 Investors, 7.35%, 07/20/09      500,000       502,601

TRANSPORTATION-MISCELLANEOUS--1.14%
Union Tank Car Company,
 6.63%, 10/03/04                 345,000       356,270

SCHEDULE OF INVESTMENTS  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
BALANCED FUND, CONTINUED

                                 FACE
BONDS AND NOTES                 AMOUNT        VALUE
U S TREASURY SECURITIES--11.27%
U S Treasury Bond, 6.000%,
 02/15/26                     $2,350,000   $ 2,495,904
U S Treasury Note, 5.875%,
 02/15/04                      1,000,000     1,034,447
                                           -----------
                                             3,530,351
                                           -----------
           TOTAL BONDS AND NOTES--34.20%
                      (Cost $10,052,557)    10,711,064
                                           -----------
CASH EQUIVALENTS                SHARES
SM&R Money Market Fund,
 5.12%(a)                             16            16
                                           -----------
           TOTAL CASH EQUIVALENTS--0.00%
                              (Cost $16)            16
                                           -----------
                                 FACE
COMMERCIAL PAPER                AMOUNT
AUTO PARTS MANUFACTURERS--3.88%
AutoZone Incorporated,
 6.35%, 03/01/01              $1,216,000     1,216,000
COMPUTER RELATED--4.79%
Compaq Computer
 Corporation, 6.00%,
 03/02/01                      1,500,000     1,499,750
                                 FACE
COMMERCIAL PAPER                AMOUNT        VALUE

MANUFACTURING-SPECIALTY--8.48%
American Greetings
 Corporation, 6.45%,
 03/07/01                     $1,540,000   $ 1,538,344
Tupperware Corporation,
 6.10%, 03/06/01               1,119,000     1,118,051
                                           -----------
                                             2,656,395
METALS AND MINING--2.04%
Commercial Metals Company,
 6.10%, 03/02/01                 638,000       637,892

RETAIL-GENERAL--0.90%
Nordstrom Incorporated,
 6.10%, 03/02/01                 282,000       281,952
                                           -----------
          TOTAL COMMERCIAL PAPER--20.09%
                       (Cost $6,291,989)     6,291,989
                                           -----------
              TOTAL INVESTMENTS--109.31%
                      (Cost $28,964,982)    34,237,552
                LIABILITIES IN EXCESS OF
                   OTHER ASSETS--(9.31%)    (2,916,082)
                                           -----------
                     NET ASSETS--100.00%   $31,321,470
                                           ===========

ABBREVIATIONS
ADR--American Depository Receipt
REIT--Real Estate Investment Trust
*--Non-income producing securities

NOTE TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2001. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Balanced Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
BALANCED FUND

ASSETS
Investments in securities, at value                           $34,237,552
Cash                                                              604,840
Prepaid expenses                                                   21,797
Receivable for:
  Capital stock sold                                                6,906
  Dividends                                                        21,945
  Interest                                                        160,188
Other assets                                                       15,067
                                                              -----------
                                                TOTAL ASSETS   35,068,295
                                                              -----------
LIABILITIES
Investment securities purchased                                 3,700,011
Capital stock reacquired                                            2,796
Accrued:
  Investment advisory fee                                          18,429
  Service fee                                                       6,143
  Distribution fee                                                  3,491
Other liabilities                                                  15,955
                                                              -----------
                                           TOTAL LIABILITIES    3,746,825
                                                              -----------
               NET ASSETS (applicable to shares outstanding)  $31,321,470
                                                              ===========
NET ASSETS:
Class A                                                       $ 2,501,435
-------------------------------------------------------------------------
Class B                                                       $ 2,032,336
-------------------------------------------------------------------------
Class T                                                       $26,787,699
-------------------------------------------------------------------------
  TOTAL NET ASSETS:                                           $31,321,470
                                                              ===========
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   50,000,000
  Outstanding                                                     136,160
-------------------------------------------------------------------------
Class B:
  Authorized                                                   25,000,000
  Outstanding                                                     108,818
-------------------------------------------------------------------------
Class T:
  Authorized                                                   25,000,000
  Outstanding                                                   1,422,291
-------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $     18.37
  Offering price per share: (Net Assets value of
   $18.37/95.00%)                                             $     19.34
-------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $     18.68
-------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $     18.83
  Offering price per share: (Net Assets value of
   $18.83/94.25%)                                             $     19.98
-------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Two Months Ended February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
BALANCED FUND

INVESTMENT INCOME
Dividends                                                     $    34,072
Interest                                                          180,531
                                                              -----------
                                     TOTAL INVESTMENT INCOME      214,603
EXPENSES
Investment advisory fees                                           38,608
Service fees                                                       12,869
Professional fees                                                   3,362
Custodian and transactions fees                                     4,386
Directors' fees                                                     2,236
Qualification fees                                                  4,920
Shareholder reporting expenses                                      2,065
Insurance expenses                                                  1,572
                                                              -----------
                                                NET EXPENSES       70,018
                                                              -----------
INVESTMENT INCOME--NET                                            144,585
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                500,031
  Change in unrealized depreciation of investments for the
   period                                                      (1,577,166)
                                                              -----------
NET LOSS ON INVESTMENTS                                        (1,077,135)
                                                              -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  (932,550)
                                                              ===========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
                                                              TWO MONTHS ENDED    YEAR ENDED
                                                                FEBRUARY 28,     DECEMBER 31,
                                                              ----------------   -------------
                                                                    2001             2000
                                                              ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                        $   144,585       $   865,575
  Net realized gain on investments                                  500,031         1,596,967
  Change in unrealized depreciation                              (1,577,166)       (1,321,450)
                                                                -----------       -----------
  Net increase (decrease) in net assets resulting from
   operations                                                      (932,550)        1,141,092
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                              --           (62,737)
    Class B                                                              --           (43,020)
    Class T                                                             (18)         (762,225)
  Capital gains
    Class A                                                              --          (175,166)
    Class B                                                              --          (143,682)
    Class T                                                            (144)       (2,013,823)
                                                                -----------       -----------
    Total distributions to shareholders                                (162)       (3,200,653)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                          62,738           907,396
    Class B                                                          14,769         1,124,377
    Class T                                                        (639,334)         (205,802)
                                                                -----------       -----------
    Total net capital share transactions                           (561,827)        1,825,971
                                                                -----------       -----------
TOTAL DECREASE                                                   (1,494,539)         (233,590)
NET ASSETS
  Beginning of period                                            32,816,009        33,049,599
                                                                -----------       -----------
  End of period                                                 $31,321,470       $32,816,009
                                                                ===========       ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

BALANCED FUND

                                                                              CLASS T SHARES
                                         ----------------------------------------------------------------------------------------
                                          (UNAUDITED)
                                          TWO MONTHS
                                             ENDED
                                         FEBRUARY 28,                            YEAR ENDED DECEMBER 31,
                                         -------------   ------------------------------------------------------------------------
                                             2001            2000           1999           1998           1997           1996
                                         -------------   ------------   ------------   ------------   ------------   ------------
      Net Asset Value, Beginning of
       Period                            $ 19.40         $ 20.67        $ 19.63        $ 18.32        $ 17.90        $ 16.85
      Investment income--net                0.09            0.56           0.42           0.48           0.57           0.49
      Net realized and unrealized gain
       (loss) on investments               (0.66)           0.01           1.84           1.96           2.50           1.48
                                         -------         -------        -------        -------        -------        -------
       Total from Investment Operations    (0.57)           0.57           2.26           2.44           3.07           1.97
      Less distributions from
        Investment income--net                --           (0.55)         (0.42)         (0.47)         (0.59)         (0.49)
        Capital gains                         --           (1.29)         (0.80)         (0.66)         (2.06)         (0.43)
                                         -------         -------        -------        -------        -------        -------
                    Total Distributions     0.00           (1.84)         (1.22)         (1.13)         (2.65)         (0.92)
                                         -------         -------        -------        -------        -------        -------
      Net Asset Value, End of Period     $ 18.83         $ 19.40        $ 20.67        $ 19.63        $ 18.32        $ 17.90
                                         =======         =======        =======        =======        =======        =======
                       Total Return (1)    (2.94)%**        3.64 %        11.87 %        13.83 %        17.46 %        11.86 %
                                         =======         =======        =======        =======        =======        =======
      RATIOS (IN
       PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's
       omitted)                          $26,788         $28,223        $30,146        $29,367        $25,838        $23,188
      Ratio of expenses with
       reimbursement to average net
       assets                               1.26 %*         1.25 %         1.25 %         1.25 %         1.26 %         1.21 %
      Ratio of expenses without
       reimbursement to average net
       assets                               1.26 %*         1.34 %         1.41 %         1.37 %         1.36 %         1.34 %
      Ratio of net investment income to
       average net assets                   2.84 %*         2.63 %         2.15 %         2.55 %         3.02 %         2.83 %
      Portfolio turnover rate               5.19 %         13.17 %        18.01 %        16.01 %        27.52 %        23.78 %

                                                   CLASS A SHARES                                  CLASS B SHARES
                                    ---------------------------------------------   ---------------------------------------------
                                     (UNAUDITED)                     PERIOD FROM     (UNAUDITED)                     PERIOD FROM
                                     TWO MONTHS                      JANUARY 1,      TWO MONTHS                      JANUARY 1,
                                        ENDED        YEAR ENDED        1999 TO          ENDED        YEAR ENDED        1999 TO
                                    FEBRUARY 28,    DECEMBER 31,    DECEMBER 31,    FEBRUARY 28,    DECEMBER 31,    DECEMBER 31,
                                    -------------   -------------   -------------   -------------   -------------   -------------
                                        2001            2000            1999            2001            2000            1999
                                    -------------   -------------   -------------   -------------   -------------   -------------
      Net Asset Value, Beginning
       of Period                     $18.93          $20.30          $19.63          $19.26          $20.64          $19.63
      Investment income--net           0.08            0.37            0.47            0.07            0.35            0.40
      Net realized and unrealized
       gain (loss) on investments     (0.64)          (0.06)           1.47           (0.65)          (0.08)           1.81
                                     ------          ------          ------          ------          ------          ------
             Total from Investment
                        Operations    (0.56)           0.31            1.94           (0.58)           0.27            2.21
      Less distributions from
        Investment income--net           --           (0.39)          (0.47)             --           (0.36)          (0.40)
        Capital gains                    --           (1.29)          (0.80)             --           (1.29)          (0.80)
                                     ------          ------          ------          ------          ------          ------
               Total Distributions     0.00           (1.68)          (1.27)           0.00           (1.65)          (1.20)
                                     ------          ------          ------          ------          ------          ------
      Net Asset Value, End of
       Period                        $18.37          $18.93          $20.30          $18.68          $19.26          $20.64
                                     ======          ======          ======          ======          ======          ======
                  Total Return (1)    (2.96)%**        3.35 %         10.13 %         (3.01)%**        2.79 %         11.52 %
                                     ======          ======          ======          ======          ======          ======
      RATIOS (IN
       PERCENTAGES)/SUPPLEMENTAL
       DATA
      Net Assets, end of period
       (000's omitted)               $2,501          $2,512          $1,777          $2,032          $2,081          $1,119
      Ratio of expenses with
       reimbursement to average
       net assets                      1.59 %*         1.50 %          1.51 %          2.03 %*         2.00 %          2.01 %
      Ratio of expenses without
       reimbursement to average
       net assets                      1.59 %*         1.92 %          1.51 %          2.03 %*         2.23 %          2.01 %
      Ratio of net investment
       income to average net
       assets                          2.51 %*         2.40 %          1.87 %          2.07 %*         1.89 %          1.36 %
      Portfolio turnover rate          5.19 %         13.17 %         18.01 %          5.19 %         13.17 %         18.01 %

*   Ratios annualized

**  Returns are not annualized

(1) Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
ALGER SMALL-CAP FUND

COMMON STOCK                        SHARES     VALUE
AIRLINES--0.24%
SkyWest, Incorporated                   40    $    908

BIO TECHNOLOGY--2.28%
Albany Molecular Research,
 Incorporated*                          30       1,545
Aviron*                                 50       2,097
COR Therapeutics, Incorporated*        100       3,438
Genzyme Corporation-General
 Division*                              11         967
Informax, Incorporated*                 60         600
                                              --------
                                                 8,647
BROADCASTING--0.32%
Microtune, Incorporated*               125       1,227
BUILDING & CONSTRUCTION--2.66%
D.R. Horton, Incorporated              150       3,420
Dal-Tile International
 Incorporated*                         100       1,600
Kaufman and Broad Home
 Corporation                            50       1,397
NVR, Incorporated*                      25       3,638
                                              --------
                                                10,055
BUSINESS SERVICES--9.70%
Art Technology Group,
 Incorporated*                          50       1,216
Avocent Corporation*                   125       3,109
BISYS Group, Incorporated (The)*        90       4,871
Corporate Executive Board
 Company*                              100       3,575
DDi Corporation*                        70       1,492
Exult Incorporated*                    300       3,150
FactSet Research Systems
 Incorporated                          200       6,240
Heidrick & Struggles
 International, Incorporated*           50       1,653
Informatica Corporation*               100       2,387
Interwoven, Incorporated*              100       1,656
Manugistics Group, Incorporated*       100       3,100
MatrixOne, Incorporated*                50       1,216
Plexus Corporation*                    100       3,088
                                              --------
                                                36,753
COMMUNICATION EQUIPMENT--2.48%
Flextronics International Ltd.*        150       3,975
Plantronics Incorporated*              100       2,645
Proxim, Incorporated*                   40         730
SpectraSite Holdings,
 Incorporated*                         150       2,053
                                              --------
                                                 9,403
COMMUNICATIONS--1.34%
Aspen Technology, Incorporated*        100       2,606
MRV Communications,
 Incorporated*                         200       2,463
                                              --------
                                                 5,069
COMPUTER RELATED & BUSINESS SERVICES--2.40%
Digital Lightwave, Incorporated*        80       2,195
Integrated Circuit Systems,
 Incorporated*                         200       3,225
Newport Corporation                     75       3,666
                                              --------
                                                 9,086

COMMON STOCK                        SHARES     VALUE
COMPUTER SERVICES--1.65%
Insight Enterprises,
 Incorporated*                          25    $    567
Netegrity, Incorporated*                75       3,328
NetIQ Corporation*                      25         788
SpeechWorks International
 Incorporated*                          50         822
WebTrends Corporation*                  50         756
                                              --------
                                                 6,261
COMPUTER SOFTWARE--2.34%
Advent Software, Incorporated*          50       1,925
Commerce One, Incorporated*            100       1,744
FileNET Corporation*                    50       1,100
Micromuse Incorporated*                100       4,106
                                              --------
                                                 8,875
COMPUTER TECHNOLOGY--0.30%
Jabil Circuit, Incorporated*            50       1,124

CONSTRUCTION--0.28%
Horizon Offshore, Incorporated*         50       1,050

CONSUMER PRODUCTS--2.49%
Blyth, Incorporated                    100       2,336
Church & Dwight Company,
 Incorporated                          150       3,279
Furniture Brands International,
 Incorporated*                         100       2,455
Mettler-Toledo International
 Incorporated*                          30       1,361
                                              --------
                                                 9,431
DRUG DELIVERY--2.09%
ALZA Corporation (Class A)*            200       7,910

DRUG DISTRIBUTION--1.42%
AmeriSource Health Corporation
 (Class A)*                            100       5,372

EDUCATION--0.23%
Education Management
 Corporation*                           25         875

ENERGY & ENERGY SERVICES--10.14%
Grey Wolf, Incorporated*               450       2,479
Mitchell Energy & Development
 Corporation (Class A)                  50       2,663
Patterson Energy, Incorporated*        150       5,287
St. Mary Land & Exploration
 Company                               150       3,347
Shaw Group Incorporated*               125       6,289
Smith International,
 Incorporated*                         100       7,560
Spinnaker Exploration Company*          60       2,280
Swift Energy Company*                   50       1,610
UTI Energy Corporation*                150       5,391
Veritas DGC Incorporated*               50       1,508
                                              --------
                                                38,414

SCHEDULE OF INVESTMENTS  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
ALGER SMALL-CAP FUND, CONTINUED

COMMON STOCK                        SHARES     VALUE
FINANCIAL SERVICES--9.75%
Affiliated Managers Group,
 Incorporated*                          75    $  3,862
BlackRock, Incorporated*               161       6,343
Federated Investors,
 Incorporated (Class B)                200       5,400
Greater Bay Bancorp                     60       2,003
Investment Technology Group,
 Incorporated*                          55       2,833
Investors Financial Services
 Corporation                            65       5,115
NCO Group, Incorporated*                75       2,184
National Commerce Bancorporation       100       2,556
Silicon Valley Bancshares              100       2,794
Southwest Bancorporation of
 Texas, Incorporated*                  100       3,850
                                              --------
                                                36,940
HEALTH CARE--3.52%
Enzon, Incorporated*                    80       5,085
Myriad Genetics, Incorporated*          50       2,769
NPS Pharmaceuticals,
 Incorporated*                         100       3,225
Orthodontic Centers of America,
 Incorporated*                          96       2,256
                                              --------
                                                13,335
MANUFACTURING--0.21%
Keithley Instruments,
 Incorporated                           35         813

MEDICAL DEVICES--0.63%
Cell Therapeutics, Incorporated*        30         714
Inverness Medical Technology,
 Incorporated*                          60       1,680
                                              --------
                                                 2,394
MEDICAL SERVICES--9.23%
Accredo Health, Incorporated*           75       2,180
IMPATH Incorporated*                    75       3,745
Laboratory Corporation of
 America Holdings*                      70      11,235
LifePoint Hospitals,
 Incorporated*                         100       3,887
Mid Atlantic Medical Services,
 Incorporated*                         100       1,966
Province Healthcare Company*           125       4,367
RehabCare Group, Incorporated*          75       3,450
Specialty Laboratories,
 Incorporated*                         150       4,118
                                              --------
                                                34,948
OIL & GAS--0.36%
Cabot Oil & Gas Corporation             50       1,355

PHARMACEUTICALS--1.56%
Alpharma Incorporated (Class A)         25         831
IDEC Pharmaceuticals
 Corporation*                           90       5,074
                                              --------
                                                 5,905
RESEARCH--0.36%
Forrester Research,
 Incorporated*                          35       1,367

COMMON STOCK                        SHARES     VALUE

RESTAURANTS & LODGING--3.41%
California Pizza Kitchen,
 Incorporated*                         150    $  4,312
Cheesecake Factory (The)*              150       5,934
Orient-Express Hotel Ltd.*             155       2,651
                                              --------
                                                12,897
RETAILING--0.94%
Abercrombie & Fitch Company
 (Class A)*                             50       1,418
Tweeter Home Entertainment
 Group, Incorporated*                   50       1,053
Whole Foods Market,
 Incorporated*                          25       1,078
                                              --------
                                                 3,549
SEMICONDUCTORS--0.85%
Elantec Semiconductor,
 Incorporated*                          50         990
Photronics, Incorporated*               50       1,575
SMTC Corporation*                      100         644
                                              --------
                                                 3,209
SEMICONDUCTORS CAPITAL EQUIPMENT--1.16%
Advanced Energy Industries,
 Incorporated*                         100       2,269
Varian Semiconductor Equipment
 Associates, Incorporated*              75       2,114
                                              --------
                                                 4,383
                                              --------

                 TOTAL COMMON STOCK--74.34%
                            (Cost $342,822)    281,555
                                              --------
CASH EQUIVALENTS
SM&R Money Market Fund, 5.12%(a)    97,655      97,655
                                              --------

             TOTAL CASH EQUIVALENTS--25.78%
                             (Cost $97,655)     97,655
                                              --------
                 TOTAL INVESTMENTS--100.12%
                            (Cost $440,477)    379,210
             LIABILITIES IN EXCESS OF OTHER
                            ASSETS--(0.12%)       (447)
                                              --------
                        NET ASSETS--100.00%   $378,763
                                              ========

ABBREVIATIONS
*--Non-income producing securities

NOTES TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2001. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Small-Cap Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
ALGER SMALL-CAP FUND

ASSETS
Investment in securities, at value                            $    379,210
Cash                                                                37,018
Prepaid expenses                                                     1,250
Receivable for:
  Investment securities sold                                         2,761
  Interest                                                               9
                                                              ------------
                                                TOTAL ASSETS       420,248
                                                              ------------
LIABILITIES
Investment securities purchased                                     38,249
Accrued:
  Investment advisory fee                                              275
  Service fee                                                           69
  Distribution fee                                                     371
Other liabilities                                                    2,521
                                                              ------------
                                           TOTAL LIABILITIES        41,485
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $    378,763
                                                              ============
NET ASSETS:
Class A                                                       $    254,438
--------------------------------------------------------------------------
Class B                                                       $    124,325
--------------------------------------------------------------------------
  TOTAL NET ASSETS                                            $    378,763
                                                              ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   100,000,000
  Outstanding                                                       37,060
--------------------------------------------------------------------------
Class B:
  Authorized                                                   100,000,000
  Outstanding                                                       17,584
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $       6.87
  Offering price per share:
    (Net Assets value of $6.87/95%)                           $       7.23
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $       7.07
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  For Six Months Ended February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
ALGER SMALL-CAP FUND

INVESTMENT INCOME
Interest                                                      $   1,496
EXPENSES
Investment advisory fees                                          1,522
Service fees                                                        380
Professional fees                                                   739
Custody and transaction fees                                     12,315
Directors' fees                                                   3,679
Qualification fees                                                  576
Shareholder reporting expenses                                       39
Distribution fees                                                   303
                                                              ---------
                                                NET EXPENSES     19,553
                                                              ---------
INVESTMENT LOSS--NET                                            (18,057)
                                                              ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                              (35,526)
  Change in unrealized depreciation of investments for the
   period                                                       (61,267)
                                                              ---------
NET LOSS ON INVESTMENTS                                         (96,793)
                                                              ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(114,850)
                                                              =========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED
                                                                FEBRUARY 28,
                                                              ----------------
                                                                    2001
                                                              ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment loss--net                                            $ (18,057)
  Net realized loss on investments                                  (35,526)
  Change in unrealized depreciation                                 (61,267)
                                                                  ---------
  Net decrease in net assets resulting from operations             (114,850)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                              --
    Class B                                                              --
                                                                  ---------
    Total distributions to shareholders                                  --
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                         352,715
    Class B                                                         140,898
                                                                  ---------
    Total net capital share transactions                            493,613
                                                                  ---------
TOTAL INCREASE                                                      378,763
NET ASSETS
  Beginning of period                                                    --
                                                                  ---------
  End of period                                                   $ 378,763
                                                                  =========

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Unaudited)
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

ALGER SMALL-CAP FUND

                                                                     CLASS A         CLASS B
                                                                     SHARES          SHARES
                                                                  -------------   -------------
                                                                   SIX MONTHS      SIX MONTHS
                                                                      ENDED           ENDED
                                                                  FEBRUARY 28,    FEBRUARY 28,
                                                                  -------------   -------------
                                                                      2001            2001
                                                                  -------------   -------------
    Net Asset Value, Beginning of Period                          $  10.00        $  10.00
    Investment loss--net                                             (0.42)          (0.15)
    Net realized and unrealized loss on investments                  (2.71)          (2.78)
                                                                  --------        --------
                                Total from Investment Operations     (3.13)          (2.93)
    Less distributions from
      Investment income--net                                            --              --
                                                                  --------        --------
                                             Total Distributions      0.00            0.00
                                                                  --------        --------
    Net Asset Value, End of Period                                $   6.87        $   7.07
                                                                  ========        ========
                                                Total Return (1)    (31.30)%**      (29.30)%**
                                                                  ========        ========
    RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
    Net Assets, end of period                                     $254,438        $124,325
    Ratio of expenses to average net assets                          12.83 %*        12.26 %*
    Ratio of net investment loss to average net assets              (11.77)%*       (11.75)%*
    Portfolio turnover rate                                          57.88 %         57.88 %

*   Ratios annualized

**  Returns are not annualized

(1) Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
ALGER TECHNOLOGY FUND

COMMON STOCK                   SHARES        VALUE
BUSINESS SERVICES--11.90%
Ariba, Incorporated*                400   $      6,600
BISYS Group, Incorporated
 (The)*                             250         13,531
Cadence Design Systems,
 Incorporated*                      200          5,070
Manugistics Group,
 Incorporated*                      200          6,200
                                          ------------
                                                31,401
COMMUNICATION EQUIPMENT--10.08%
Brocade Communications
 Systems, Incorporated*             200          7,762
Cisco Systems,
 Incorporated*                      385          9,120
Redback Networks
 Incorporated*                      315          9,721
                                          ------------
                                                26,603
COMMUNICATIONS--8.90%
Cox Communications,
 Incorporated (Class A)*            250         10,380
SBC Communications,
 Incorporated                       275         13,118
                                          ------------
                                                23,498
COMPUTER RELATED & BUSINESS SERVICES--3.76%
Sun Microsystems,
 Incorporated*                      500          9,937
COMPUTER SERVICES--6.07%
eBay Incorporated*                  300         11,498
Inktomi Corporation*                400          4,525
                                          ------------
                                                16,023
COMPUTER SOFTWARE--19.78%
Commerce One,
 Incorporated*                      450          7,847
i2 Technologies,
 Incorporated*                      130          3,494
Intuit Incorporated*                400         16,450
Microsoft Corporation*              250         14,750
PeopleSoft, Incorporated*           300          9,675
                                          ------------
                                                52,216

COMMON STOCK                   SHARES        VALUE
COMPUTER TECHNOLOGY--4.36%
AOL Time Warner
 Incorporated*                      200   $      8,806
Synopsys, Incorporated*              50          2,716
                                          ------------
                                                11,522
CONGLOMERATE--4.84%
General Electric Company            275         12,787
FINANCIAL SERVICES--3.73%
Citigroup, Incorporated             200          9,836
SEMICONDUCTORS--3.36%
Texas Instruments
 Incorporated                       300          8,865
                                          ------------

             TOTAL COMMON STOCK--76.78%
                        (Cost $273,937)        202,688
                                          ------------
CASH EQUIVALENTS
SM&R Money Market Fund,
 5.12% (a)                       62,892         62,892
                                          ------------

         TOTAL CASH EQUIVALENTS--23.82%
                         (Cost $62,892)         62,892
                                          ------------
             TOTAL INVESTMENTS--100.60%
                        (Cost $336,829)        265,580
         LIABILITIES IN EXCESS OF OTHER
                        ASSETS--(0.60%)         (1,582)
                                          ------------
                    NET ASSETS--100.00%   $    263,998
                                          ============

ABBREVIATIONS
*--Non-income producing securities

NOTES TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2001. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Technology Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
ALGER TECHNOLOGY FUND

ASSETS
Investment in securities, at value                            $    265,580
Prepaid expenses                                                     1,255
Receivable for:
  Capital stock sold                                                    50
                                                              ------------
                                                TOTAL ASSETS       266,885
                                                              ------------
LIABILITIES
Accrued:
  Investment advisory fee                                              295
  Service fee                                                           55
  Distribution fee                                                     186
Other liabilities                                                    2,351
                                                              ------------
                                           TOTAL LIABILITIES         2,887
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $    263,998
                                                              ============
NET ASSETS:
Class A                                                       $    230,517
--------------------------------------------------------------------------
Class B                                                       $     33,481
--------------------------------------------------------------------------
  TOTAL NET ASSETS                                            $    263,998
                                                              ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   100,000,000
  Outstanding                                                       52,951
--------------------------------------------------------------------------
Class B:
  Authorized                                                   100,000,000
  Outstanding                                                        7,498
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $       4.35
  Offering price per share: (Net Assets value of $4.35/95%)   $       4.58
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $       4.47
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  For Six Months Ended February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
ALGER TECHNOLOGY FUND

INVESTMENT INCOME
Interest                                                      $     939
EXPENSES
Investment advisory fees                                          1,862
Service fees                                                        345
Professional fees                                                   739
Custody and transaction fees                                      5,453
Directors' fees                                                   3,679
Qualification fees                                                  576
Shareholder reporting expenses                                       59
Distribution fees                                                   335
                                                              ---------
                                                NET EXPENSES     13,048
                                                              ---------
INVESTMENT LOSS--NET                                            (12,109)
                                                              ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                             (145,445)
  Change in unrealized depreciation of investments for the
   period                                                       (71,249)
                                                              ---------
NET LOSS ON INVESTMENTS                                        (216,694)
                                                              ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(228,803)
                                                              =========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED
                                                                FEBRUARY 28,
                                                              ----------------
                                                                    2001
                                                              ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment loss--net                                            $(12,109)
  Net realized loss on investments                                (145,445)
  Change in unrealized depreciation                                (71,249)
                                                                  --------
  Net decrease in net assets resulting from operations            (228,803)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                             --
    Class B                                                             --
                                                                  --------
    Total distributions to shareholders                                 --
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                        449,536
    Class B                                                         43,265
                                                                  --------
    Total net capital share transactions                           492,801
                                                                  --------
TOTAL INCREASE                                                     263,998
NET ASSETS
  Beginning of period                                                   --
                                                                  --------
  End of period                                                   $263,998
                                                                  ========

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Unaudited)
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

ALGER TECHNOLOGY FUND

                                                                     CLASS A         CLASS B
                                                                     SHARES          SHARES
                                                                  -------------   -------------
                                                                   SIX MONTHS      SIX MONTHS
                                                                      ENDED           ENDED
                                                                  FEBRUARY 28,    FEBRUARY 28,
                                                                  -------------   -------------
                                                                      2001            2001
                                                                  -------------   -------------
    Net Asset Value, Beginning of Period                          $  10.00        $ 10.00
    Investment loss--net                                             (0.21)         (0.11)
    Net realized and unrealized loss on investments                  (5.44)         (5.42)
                                                                  --------        -------
                                Total from Investment Operations     (5.65)         (5.53)
    Less distributions from
      Investment income--net                                            --             --
                                                                  --------        -------
                                             Total Distributions      0.00           0.00
                                                                  --------        -------
    Net Asset Value, End of Period                                $   4.35        $  4.47
                                                                  ========        =======
                                                Total Return (1)    (56.50)%**     (55.30)%**
                                                                  ========        =======
    RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
    Net Assets, end of period                                     $230,517        $33,481
    Ratio of expenses to average net assets                           9.27 %*       12.77 %*
    Ratio of net investment loss to average net assets               (8.58)%*      (12.32)%*
    Portfolio turnover rate                                         220.84 %       220.84 %

*   Ratios annualized

**  Returns are not annualized

(1) Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND

                                                              INTEREST/
                                                  MATURITY     STATED        FACE
COMMERCIAL PAPER                                    DATE      RATE (%)      AMOUNT        VALUE
GOVERNMENT AGENCIES--3.48%
Federal Home Loan Bank                             03/07/01     5.400     $  200,000   $   199,819
Federal Home Loan Mortgage Corporation             03/13/01     5.370         95,000        94,830
Federal Home Loan Mortgage Corporation             04/12/01     5.440         40,000        39,745
Federal National Mortgage Corporation              04/26/01     5.500         50,000        49,572
International Bank for Reconstruction and
Development                                        03/15/01     5.310        475,000       474,019
                                                                                       -----------
                                                                                           857,985
                                                                                       -----------
                                                       TOTAL COMMERCIAL PAPER--3.48%
                                                                     (Cost $857,985)       857,985
                                                                                       -----------
CORPORATE BONDS
AUTO & TRUCK MANUFACTURERS--4.00%
General Motors Corporation                         05/01/08     6.375      1,000,000       986,893

FINANCIAL SERVICES--18.91%
Bear Stearns Companies, Incorporated               03/30/03     6.200        175,000       176,241
CNA Financial Corporation                          01/15/08     6.450      1,000,000       924,981
Household Finance Corporation                      06/17/08     6.400      1,000,000       991,650
J.P. Morgan Chase & Company                        02/15/08     6.380      1,000,000     1,000,860
MBNA Master Credit Card Trust                      12/15/12     7.000        500,000       533,079
Morgan Stanley Dean Witter & Company               03/01/07     6.875      1,000,000     1,038,932
                                                                                       -----------
                                                                                         4,665,743

MEDICAL SERVICES--4.16%
Aetna Services, Incorporated                       08/15/36     6.970      1,000,000     1,025,772

NATURAL GAS--2.12%
National Fuel Gas Company                          02/01/04     7.750        500,000       522,926

TELECOM-CELLULAR--4.26%
GTE Corporation                                    04/01/09     7.510      1,000,000     1,050,331
                                                                                       -----------
                                                       TOTAL CORPORATE BONDS--33.45%
                                                                   (Cost $8,287,106)     8,251,665
                                                                                       -----------
FOREIGN BONDS
U S DOLLAR DENOMINATED FOREIGN GOVERNMENT BONDS--2.00%
Province of Quebec, Canada                         02/15/09     5.750        500,000       493,100
                                                                                       -----------
                                                          TOTAL FOREIGN BONDS--2.00%
                                                                     (Cost $454,673)       493,100
                                                                                       -----------

SCHEDULE OF INVESTMENTS  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND, CONTINUED

U S GOVERNMENT AGENCY SECURITIES--57.73%
                                                              INTEREST/
U S GOVERNMENT AGENCY AND                         MATURITY     STATED        FACE
U S GOVERNMENT SECURITIES                           DATE      RATE (%)      AMOUNT        VALUE
Federal Home Loan Bank                             08/05/04     7.380     $1,000,000   $ 1,069,383
Federal Home Loan Bank                             10/25/05     6.230        150,000       156,029
Federal Home Loan Mortgage Corporation             08/01/05     6.750        165,000       174,699
Federal Home Loan Mortgage Corporation             09/15/06     7.000         84,841        85,424
Federal Home Loan Mortgage Corporation             03/15/07     7.000        580,051       589,550
Federal Home Loan Mortgage Corporation             09/15/07     7.000      1,000,000     1,020,252
Federal Home Loan Mortgage Corporation             04/15/23     7.000      1,000,000     1,029,557
Federal Home Loan Mortgage Corporation             06/15/27     7.500        989,124     1,012,918
Federal National Mortgage Association              09/12/05     6.550        100,000       105,211
Federal National Mortgage Association              07/25/07     7.000        752,828       762,466
Federal National Mortgage Association              03/16/09     6.320        250,000       253,602
Federal National Mortgage Association              04/29/09     6.500      1,000,000     1,005,071
Federal National Mortgage Association              05/18/09     6.500      1,500,000     1,493,160
Federal National Mortgage Association              01/15/10     7.250        500,000       553,841
Federal National Mortgage Association              11/18/15     6.350        274,964       275,479
Federal National Mortgage Association              05/15/30     7.250      1,500,000     1,732,599
Federal National Mortgage Association              08/01/30     8.000        851,193       876,309
Private Export Funding                             01/15/10     7.200      1,000,000     1,104,201
Tennessee Valley Authority                         12/15/17     6.250        300,000       302,211
Vende                                              09/15/15     6.500        629,065       634,753
                                                                                       -----------
                                                                                        14,236,715
U S GOVERNMENT SECURITIES--2.15%
U S Treasury Bonds                                 02/15/26     6.000        500,000       531,044
                                                                                       -----------
                   TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--59.88%
                                                                  (Cost $14,199,123)    14,767,759
                                                                                       -----------
CASH EQUIVALENTS                                                              SHARES

SM&R Money Market Fund, 5.12% (a)                                             28,973        28,973
                                                                                       -----------
                                                       TOTAL CASH EQUIVALENTS--0.12%
                                                                      (Cost $28,973)        28,973
                                                                                       -----------
                                                           TOTAL INVESTMENTS--98.93%
                                                                  (Cost $23,827,860)    24,399,482
                                      CASH AND OTHER ASSETS, LESS LIABILITIES--1.07%       263,663
                                                                                       -----------
                                                           TOTAL NET ASSETS--100.00%   $24,663,145
                                                                                       ===========
NOTE TO SCHEDULE OF INVESTMENTS
(a)  The rate quoted is the annualized seven-day yield of the fund at February 28, 2001. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Government Bond Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND

ASSETS
Investment in securities, at value                            $ 24,399,482
Prepaid expenses                                                    31,058
Receivable for:
  Capital stock sold                                                 3,091
  Interest                                                         262,484
  Expense reimbursement                                                905
Other assets                                                         2,782
                                                              ------------
                                                TOTAL ASSETS    24,699,802
                                                              ------------
LIABILITIES
Distribution payable                                                 3,382
Accrued:
  Investment advisory fee                                            9,374
  Service fee                                                        4,687
  Distribution fee                                                     195
Other liabilities                                                   19,019
                                                              ------------
                                           TOTAL LIABILITIES        36,657
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $ 24,663,145
                                                              ============
NET ASSETS:
Class A                                                       $    172,302
--------------------------------------------------------------------------
Class B                                                       $     98,283
--------------------------------------------------------------------------
Class T                                                       $ 24,392,560
--------------------------------------------------------------------------
  TOTAL NET ASSETS                                            $ 24,663,145
                                                              ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   100,000,000
  Outstanding                                                       16,277
--------------------------------------------------------------------------
Class B:
  Authorized                                                   100,000,000
  Outstanding                                                        9,279
--------------------------------------------------------------------------
Class T:
  Authorized                                                    23,000,000
  Outstanding                                                    2,323,628
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $      10.59
  Offering price per share: (Net Assets value of $10.59 /
   95.25%)                                                    $      11.12
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $      10.59
--------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $      10.50
  Offering price per share: (Net Assets value of $10.50/
   95.5%)                                                     $      10.99
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Six Months Ended February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND

INVESTMENT INCOME
Interest                                                      $  794,076
EXPENSES
Investment advisory fees                                          58,736
Service fees                                                      29,368
Professional fees                                                  5,395
Custody and transaction fees                                       8,035
Directors' fees                                                    3,727
Qualification fees                                                 5,259
Shareholder reporting expenses                                     3,085
Insurance expenses                                                   837
Distribution fees                                                    354
                                                              ----------
                                              TOTAL EXPENSES     114,796
                                    LESS EXPENSES REIMBURSED        (120)
                                                              ----------
                                                NET EXPENSES     114,676
                                                              ----------
INVESTMENT INCOME--NET                                           679,400
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                30,171
  Change in unrealized appreciation of investments for the
   period                                                      1,020,357
                                                              ----------
NET GAIN ON INVESTMENTS                                        1,050,528
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $1,729,928
                                                              ==========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED   YEAR ENDED
                                                                FEBRUARY 28,     AUGUST 31,
                                                              ----------------   -----------
                                                                    2001            2000
                                                              ----------------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                         $   679,400     $ 1,353,021
  Net realized gain (loss) on investments                             30,171         (27,911)
  Change in unrealized appreciation (depreciation)                 1,020,357         (91,162)
                                                                 -----------     -----------
  Net increase in net assets resulting from operations             1,729,928       1,233,948
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                           (4,939)         (5,129)
    Class B                                                           (2,077)         (3,094)
    Class C                                                               --            (547)
    Class T                                                         (672,508)     (1,344,156)
                                                                 -----------     -----------
    Total distributions to shareholders                             (679,524)     (1,352,926)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                           25,782          58,691
    Class B                                                           16,332          70,603
    Class C                                                               --             547
    Class T                                                          425,949        (321,873)
                                                                 -----------     -----------
    Total net capital share transactions                             468,063        (192,032)
                                                                 -----------     -----------
TOTAL INCREASE (DECREASE)                                          1,518,467        (311,010)
NET ASSETS
  Beginning of period                                             23,144,678      23,455,688
                                                                 -----------     -----------
  End of period                                                  $24,663,145     $23,144,678
                                                                 ===========     ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

GOVERNMENT BOND FUND

                                                                              CLASS T SHARES
                                         ----------------------------------------------------------------------------------------
                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED
                                         FEBRUARY 28,                             YEAR ENDED AUGUST 31,
                                         -------------   ------------------------------------------------------------------------
                                             2001            2000           1999           1998           1997           1996
                                         -------------   ------------   ------------   ------------   ------------   ------------
      Net Asset Value, Beginning of
       Period                            $ 10.05         $ 10.10        $ 10.60        $ 10.42        $ 10.14        $ 10.51
      Investment income--net                0.29            0.59           0.59           0.64           0.67           0.65
      Net realized and unrealized gain
       (loss) on investments                0.45           (0.05)         (0.50)          0.20           0.26          (0.37)
                                         -------         -------        -------        -------        -------        -------
       Total from Investment Operations     0.74            0.54           0.09           0.84           0.93           0.28
      Less distributions from
        Investment income--net             (0.29)          (0.59)         (0.59)         (0.66)         (0.65)         (0.65)
                                         -------         -------        -------        -------        -------        -------
                    Total Distributions    (0.29)          (0.59)         (0.59)         (0.66)         (0.65)         (0.65)
                                         -------         -------        -------        -------        -------        -------
      Net Asset Value, End of Period     $ 10.50         $ 10.05        $ 10.10        $ 10.60        $ 10.42        $ 10.14
                                         =======         =======        =======        =======        =======        =======
                       Total Return (1)     9.02 %**        5.58 %         0.76 %         8.31 %         9.37 %         2.63 %
                                         =======         =======        =======        =======        =======        =======
      RATIOS (IN
       PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's
       omitted)                          $24,393         $22,928        $23,368        $23,982        $23,683        $21,127
      Ratio of expenses with
       reimbursement to average net
       assets                               0.97 %*         0.98 %         1.00 %         1.00 %         1.00 %         1.00 %
      Ratio of expenses without
       reimbursement to average net
       assets                               0.97 %*         0.98 %         1.11 %         1.00 %         1.07 %         1.20 %
      Ratio of net investment income to
       average net assets                   5.75 %*         5.91 %         5.58 %         6.08 %         6.46 %         6.17 %
      Portfolio turnover rate              13.24 %         30.87 %        22.86 %        32.71 %         9.06 %        30.17 %

                                                               CLASS A SHARES                           CLASS B SHARES
                                              ------------------------------------------------   ----------------------------
                                               (UNAUDITED)                      PERIOD FROM       (UNAUDITED)
                                               SIX MONTHS                     JANUARY 1, 1999     SIX MONTHS
                                                  ENDED        YEAR ENDED            TO              ENDED        YEAR ENDED
                                              FEBRUARY 28,     AUGUST 31,        AUGUST 31,      FEBRUARY 28,     AUGUST 31,
                                              -------------   -------------   ----------------   -------------   ------------
                                                  2001            2000              1999             2001            2000
                                              -------------   -------------   ----------------   -------------   ------------
      Net Asset Value, Beginning of Period    $  10.14        $  10.20          $ 10.62          $ 10.14         $ 10.16
      Investment income--net                      0.29            0.57             0.30             0.25            0.49
      Net realized and unrealized gain
       (loss) on investments                      0.45           (0.06)           (0.42)            0.45           (0.02)
                                              --------        --------          -------          -------         -------
            Total from Investment Operations      0.74            0.51            (0.12)            0.70            0.47
      Less distributions from
        Investment income--net                   (0.29)          (0.57)           (0.30)           (0.25)          (0.49)
                                              --------        --------          -------          -------         -------
                         Total Distributions     (0.29)          (0.57)           (0.30)           (0.25)          (0.49)
                                              --------        --------          -------          -------         -------
      Net Asset Value, End of Period          $  10.59        $  10.14          $ 10.20          $ 10.59         $ 10.14
                                              ========        ========          =======          =======         =======
                            Total Return (1)      8.82 %**        5.15 %          (1.17)%**         8.41 %**        4.74 %
                                              ========        ========          =======          =======         =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
       DATA
      Net Assets, end of period               $172,302        $127,344          $68,792          $98,283         $78,137
      Ratio of expenses with reimbursement
       to average net assets                      1.25 %*         1.25 %           1.25 %*          1.75 %*         1.75 %
      Ratio of expenses without
       reimbursement to average net assets        1.31 %*         1.29 %           1.42 %*          1.90 %*         1.84 %
      Ratio of net investment income to
       average net assets                         5.60 %*         5.68 %           5.25 %*          4.97 %*         5.12 %
      Portfolio turnover rate                    13.24 %         30.87 %          22.86 %          13.24 %         30.87 %

                                               CLASS B SHARES
                                              ----------------
                                                PERIOD FROM
                                              JANUARY 1, 1999
                                                     TO
                                                 AUGUST 31,
                                              ----------------
                                                    1999
                                              ----------------
      Net Asset Value, Beginning of Period       $10.62
      Investment income--net                       0.33
      Net realized and unrealized gain
       (loss) on investments                      (0.46)
                                                 ------
            Total from Investment Operations      (0.13)
      Less distributions from
        Investment income--net                    (0.33)
                                                 ------
                         Total Distributions      (0.33)
                                                 ------
      Net Asset Value, End of Period             $10.16
                                                 ======
                            Total Return (1)      (1.30)%**
                                                 ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
       DATA
      Net Assets, end of period                  $7,743
      Ratio of expenses with reimbursement
       to average net assets                       1.75 %*
      Ratio of expenses without
       reimbursement to average net assets         1.77 %*
      Ratio of net investment income to
       average net assets                          4.86 %*
      Portfolio turnover rate                     22.86 %

*   Ratios annualized
**  Returns are not annualized
(1) Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND

                                                                                           INTEREST/
MUNICIPAL BONDS                                                                 MATURITY    STATED       FACE
RATING(A)                                                                         DATE     RATE (%)     AMOUNT       VALUE
                        CALIFORNIA--4.19%
Aa3/AA-                 California State General Obligation Bonds Unlimited     06/01/11     5.250     $ 25,000   $    26,378
Aaa/AAA                 Sacramento, California Municipal Utility District
                         Electric Revenue Bonds, Series I                       01/01/15     5.750      200,000       210,276
Aaa/AAA                 San Francisco, California City and County Sewer
                         Revenue Refunding Bonds                                10/01/16     5.375      250,000       254,763
                                                                                                                  -----------
                                                                                                                      491,417
                                                                                                                  -----------
                        FLORIDA--11.91%
Aaa/AAA                 Dade County, Florida Water & Sewer System Revenue
                         Bonds                                                  10/01/16     5.375      400,000       413,456
Aaa/AAA                 Miami-Dade County Solid Waste System Revenue Bonds      10/01/18     4.375      400,000       380,724
Aaa/AAA                 Miami-Dade County, Florida Expressway Authority Toll
                         System Revenue Bonds                                   07/01/29     6.375      400,000       446,952
Aa2/AA+                 State of Florida-State Board of Education, Public
                         Education Capital Outlay Bonds, 1992 Series E          06/01/19     5.750      145,000       155,555
                                                                                                                  -----------
                                                                                                                    1,396,687
                                                                                                                  -----------
                        GEORGIA--1.55%
A3/A                    Municipal Electric Authority of Georgia-Power Revenue
                         Bonds, Series AA                                       01/01/07     5.400      175,000       181,884
                                                                                                                  -----------
                        ILLINOIS--13.64%
Aaa/AAA                 Chicago, Illinois-General Obligation Bonds Unlimited    01/01/25     5.125      100,000        97,640
Aaa/AAA                 Chicago, Illinois-Park District General Obligation
                         Bonds Unlimited, Series C                              01/01/16     4.850      230,000       224,634
Aa2/AA                  Illinois Health Facilities Authority-Revenue Bonds,
                         Series A, (Northwestern Memorial Hospital)             08/15/24     6.000      100,000       102,330
Aa2/AA                  Illinois Health Facilities Authority-Revenue Bonds,
                         Series 1994A, (Northwestern Memorial Hospital)         08/15/14     6.100      200,000       209,874
Aaa/AAA                 Illinois State Toll Highway Authority-Highway Prioity
                         Revenue Bonds, Series A-FGIC                           01/01/17     5.750      175,000       184,947
Aaa/AAA                 Regional Transportation Authority of Illinois Revenue
                         Bonds, Refunding MBIA                                  06/01/18     5.500      200,000       204,868
Aaa/NR                  Rockford, Illinois-General Obligation Bonds Unlimited   12/15/18     4.500      180,000       164,302
Aa2/AAA                 State of Illinois-Build Illinois Bonds, Sales Tax
                         Revenue Bonds, Series V                                06/15/17     6.375      200,000       215,548
Aaa/AAA                 State of Illinois-General Obligation Bonds Unlimited    03/01/19     5.000      200,000       195,748
                                                                                                                  -----------
                                                                                                                    1,599,891
                                                                                                                  -----------
                        LOUISIANA--5.86%
Aaa/AAA                 Louisiana Public Facilities Authority Hospital Revenue
                         Bonds, Series C                                        07/01/19     5.000      400,000       391,932
Aaa/AAA                 New Orleans, Louisiana Sewer Service Revenue Bonds      06/01/18     5.000      300,000       295,815
                                                                                                                  -----------
                                                                                                                      687,747
                                                                                                                  -----------
                        MASSACHUSETTS--4.19%
Aaa/AAA                 Massachusetts State Water Revenues Authority, General
                         Purpose-Series A                                       11/01/21     5.500      450,000       491,607
                                                                                                                  -----------
                        NEW MEXICO--0.89%
Aaa/AAA                 Central Consolidated School District No.22 San Juan
                         County, New Mexico General Obligation School Building
                         Bonds                                                  08/15/09     5.300      100,000       104,144
                                                                                                                  -----------

SCHEDULE OF INVESTMENTS  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND, CONTINUED

                                                                                           INTEREST/
MUNICIPAL BONDS                                                                 MATURITY    STATED       FACE
RATING(A)                                                                         DATE     RATE (%)     AMOUNT       VALUE
                        NEW YORK--7.63%
A3/A-                   New York City, New York-General Obligation Bonds
                         Unlimited, Series J                                    08/01/18     5.000     $200,000   $   195,892
Aaa/AAA                 New York City, New York-General Obligation Bonds
                         Unlimited, Series J                                    02/15/07     5.000      100,000       105,041
Aa3/AA                  New York City, New York-Transititional Financial
                         Authority Revenue Bonds, Series C                      05/01/19     5.000      250,000       246,460
Aa3/A+                  Triborough Bridge & Tunnel Authority, New York,
                         Revenue Bonds, General Purpose-Series B                01/01/27     5.200      350,000       348,299
                                                                                                                  -----------
                                                                                                                      895,692
                                                                                                                  -----------
                        NORTH CAROLINA--0.92%
Aaa/AAA                 City of Charlotte, North Carolina-General Obligation
                         Public Improvement Bonds, Series 1994                  02/01/08     5.700      100,000       107,406
                                                                                                                  -----------
                        OHIO--3.62%
Aaa/AAA                 Franklin County, Ohio-General Obligation Bonds Limited  12/01/08     5.100      300,000       318,555
Aaa/AAA                 Franklin County, Ohio-General Obligation Bonds Limited  12/01/11     5.300      100,000       105,828
                                                                                                                  -----------
                                                                                                                      424,383
                                                                                                                  -----------
                        OKLAHOMA--0.65%
Aaa/NR                  Oklahoma Housing Finance Agency-Single Family Mortgage
                         Revenue Bonds (Homeownership Loan Program),
                         1994 Series A-1 (b)                                    09/01/07     6.250       75,000        76,501
                                                                                                                  -----------
                        OREGON--1.85%
A1/A+                   City of Portland, Oregon-Sewer System Revenue Bonds,
                         1994 Series A                                          06/01/15     6.250      200,000       217,280
                                                                                                                  -----------
                        PENNSYLVANIA--0.88%
Aa3/AA                  Pennsylvania State General Obligation Bonds Unlimited,
                         Refunding & Projects-First Series                      04/15/06     5.000      100,000       103,522
                                                                                                                  -----------
                        PUERTO RICO--2.00%
Baa1/A                  Commonwealth of Puerto Rico-Public Improvement
                         Refunding Bonds, Series 1992A, General Obligation
                         Bonds                                                  07/01/14     6.000      100,000       103,338
Baa1/BBB+               Puerto Rico Electric Power Authority-Power Revenue
                         Bonds, Series R                                        07/01/17     6.250      125,000       131,792
                                                                                                                  -----------
                                                                                                                      235,130
                                                                                                                  -----------
                        RHODE ISLAND--0.88%
Aa2/AA+                 Rhode Island Housing & Mortgage Financial Corporation,
                         Homeownership Opportunity, Series 20-A                 04/01/17     6.150      100,000       102,634
                                                                                                                  -----------
                        TENNESSEE--1.73%
A1/AA                   Tennessee Housing Development Agency-Mortgage Finance
                         Program Bonds, 1994 Series B (b)                       01/01/09     6.200      200,000       202,622
                                                                                                                  -----------

SCHEDULE OF INVESTMENTS  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND, CONTINUED

                                                                                           INTEREST/
MUNICIPAL BONDS                                                                 MATURITY    STATED       FACE
RATING(A)                                                                         DATE     RATE (%)     AMOUNT       VALUE
                        TEXAS--17.00%
Aaa/AAA                 Baytown, Texas-Water and Sewer Revenue Bonds            02/01/14     5.950     $100,000   $   104,647
Aaa/AAA                 Board of Regents of The University of Texas
                         System-Permanent University Fund, Refunding Bonds,
                         Series 1992A                                           07/01/13     6.250      200,000       225,554
Aaa/AAA                 City of Austin, Texas-Combined Utility Systems Revenue
                         Refunding Bonds, Series 1994                           05/15/16     6.250       80,000        87,676
Aaa/AAA                 Collin County, Texas-Community College District,
                         Consolidated Fund, Revenue Bonds                       02/01/15     5.250      400,000       407,932
Aaa/AAA                 Dallas-Fort Worth International Airport-Dallas-Fort
                         Worth Regional Airport, Joint Revenue Refunding
                         Bonds, Series 1994A                                    11/01/10     6.000      100,000       106,872
Aaa/A+                  Flower Mound, Texas-Refunding and Improvement, General
                         Obligation Bonds Unlimited                             03/01/17     5.500      200,000       205,238
Aa1/AA+                 Harris County, Texas-Tax and Revenue Certificates of
                         Obligation, Series 1994                                10/01/13     6.100      125,000       135,085
Aaa/AAA                 Mission Texas Consolidated Independent School
                         District-General Obligation Bonds Unlimited            02/15/18     4.500      200,000       184,130
AAA/NR                  Tarrant County Health Facilities Development
                         Corporation-Health System Revenue Bonds, (Harris
                         Methodist Health System), Series 1994 (c )             09/01/14     6.000      200,000       225,720
Aaa/AAA                 Texas Turnpike Authority-Dallas North Tollway System
                         Revenue Bonds, Series 1995 (President George Bush
                         Turnpike)                                              01/01/15     5.400      100,000       102,928
Aaa/NR                  Weslaco, Texas Independent School District General
                         Obligation Bonds                                       02/15/13     5.650      100,000       104,760
Aaa/AAA                 West University Place, Texas-General Obligation Bonds
                         Limited, Permanent Improvement                         02/01/14     5.650      100,000       104,143
                                                                                                                  -----------
                                                                                                                    1,994,685
                                                                                                                  -----------
                        UTAH--1.64%
Aa1/AAA                 Utah Housing Finance Agency-Single Family Mortgage
                         Bonds, 1995 Issue A, (Federally Insured or Guaranteed
                         Mortgage Loans) (b)                                    07/01/12     7.150       30,000        31,286
Aa1/NR                  Utah State Housing Financial Agency-Single Family
                         Mortgage Bonds, Series F1                              07/01/13     6.000       55,000        57,691
Aa2/AA                  Utah State Housing Financial Agency-Single Family
                         Revenue Bonds (b)                                      07/01/21     6.000      100,000       103,496
                                                                                                                  -----------
                                                                                                                      192,473
                                                                                                                  -----------
                        VIRGINIA--0.88%
Aaa/AAA                 Virginia State Housing Development Authority
                         Commonwealth Mortgage Bonds, Series A, Subseries A-4
                         (b)                                                    07/01/15     6.300      100,000       103,465
                                                                                                                  -----------

SCHEDULE OF INVESTMENTS  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND, CONTINUED

                                                                                           INTEREST/
MUNICIPAL BONDS                                                                 MATURITY    STATED       FACE
RATING(A)                                                                         DATE     RATE (%)     AMOUNT       VALUE
                        WASHINGTON--12.72%
Aaa/AAA                 City of Richland, Washington-Water and Sewer
                         Improvement Revenue Bonds, 1993                        04/01/07     5.550     $300,000   $   314,520
NR/AA+                  King County, Washington-Department of Metropolitan
                         Services, Limited Tax General Obligation Bonds, 1994
                         Series A                                               01/01/08     5.800      200,000       214,374
Aa1/AA+                 King County, Washington-Limited Tax General Obligation
                         and Refunding Bonds, 1993 Series A                     12/01/10     6.000      100,000       106,161
Aaa/AAA                 Municipality of Metropolitan Seattle Sewer Refunding
                         Revenue Bonds, Series X                                01/01/15     5.400      100,000       101,760
Aa1/AA+                 Port of Seattle, Washington-General Obligation Bonds
                         (b)                                                    05/01/14     5.750      100,000       103,421
Aaa/AAA                 Seattle, Washington-Municipal Light & Power Revnue
                         Bonds, Series B                                        06/01/24     5.000      100,000        95,866
Aa1/AA+                 State of Washington-General Obligation Bonds,
                         Series 1994B                                           05/01/09     5.750      100,000       105,850
Aa1/AA+                 State of Washington-General Obligation Bonds,
                         Series 1994B                                           09/01/16     6.000      100,000       103,930
Aa1/AA+                 State of Washington-General Obligation Bonds
                         Unlimited, Series B                                    05/01/18     5.500      300,000       319,995
Aaa/AAA                 Washington State Public Power Supply System Nuclear
                         Project Number 1 Refunding Revenue Bonds, Series C     07/01/10     5.500       25,000        26,654
                                                                                                                  -----------
                                                                                                                    1,492,531
                                                                                                                  -----------
                        WISCONSIN--1.78%
Aa2/NR                  City of Green Bay-General Obligation Refunding Bonds,
                         Series 1994B                                           04/01/09     5.900      200,000       208,426
                                                                                                                  -----------
                                                                                  TOTAL MUNICIPAL BONDS--96.41%
                                                                                             (Cost $10,798,453)    11,310,127
                                                                                                                  -----------
COMMERCIAL PAPER
                        GOVERNMENT AGENCIES--1.70%
                        Federal Home Loan Bank                                  03/06/01     5.330      200,000       199,852
                                                                                                                  -----------
                                                                                  TOTAL COMMERCIAL PAPER--1.70%
                                                                                                (Cost $199,852)       199,852
                                                                                                                  -----------
CASH EQUIVALENTS                                                                                         SHARES

SM&R Money Market Fund, 5.12% (d)                                                                        52,397        52,397
                                                                                                                  -----------
                                                                                  TOTAL CASH EQUIVALENTS--0.45%
                                                                                                 (Cost $52,397)        52,397
                                                                                                                  -----------
                                                                                      TOTAL INVESTMENTS--98.56%
                                                                                             (Cost $11,050,702)    11,562,376
                                                                 CASH AND OTHER ASSETS, LESS LIABILITIES--1.44%       169,343
                                                                                                                  -----------
                                                                                      TOTAL NET ASSETS--100.00%   $11,731,719
                                                                                                                  ===========

NOTES TO SCHEDULE OF INVESTMENTS
(a) Ratings assigned by Moody's Investor's Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P). Ratings are unaudited.
(b)  Security subject to the alternative minimum tax.
(c) Issuer has defeased these bonds, collateral for such defeasance is U.S. Government obligations.
(d) The rate quoted is the annualized seven-day yield of the fund at February 28, 2001. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Tax Free Fund are affiliated by having the same investment adviser.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND

ASSETS
Investment in securities, at value                            $ 11,562,376
Prepaid expenses                                                    30,612
Receivable for:
  Capital stock sold                                                   400
  Interest                                                         151,175
  Expense reimbursement                                              3,784
Other assets                                                         3,211
                                                              ------------
                                                TOTAL ASSETS    11,751,558
                                                              ------------
LIABILITIES
Distribution payable                                                 1,982
Accrued:
  Investment advisory fee                                            4,498
  Service fee                                                        2,249
  Distribution fee                                                     238
Other liabilities                                                   10,872
                                                              ------------
                                           TOTAL LIABILITIES        19,839
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $ 11,731,719
                                                              ============
NET ASSETS:
Class A                                                       $    236,934
--------------------------------------------------------------------------
Class B                                                       $    125,763
--------------------------------------------------------------------------
Class T                                                       $ 11,369,022
--------------------------------------------------------------------------
  TOTAL NET ASSETS                                            $ 11,731,719
                                                              ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   100,000,000
  Outstanding                                                       22,359
--------------------------------------------------------------------------
Class B:
  Authorized                                                   100,000,000
  Outstanding                                                       11,880
--------------------------------------------------------------------------
Class T:
  Authorized                                                    21,000,000
  Outstanding                                                    1,081,707
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $      10.60
  Offering price per share: (Net Assets value of
   $10.60/95.25%)                                             $      11.13
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $      10.59
--------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $      10.51
  Offering price per share: (Net Assets value of
   $10.51/95.5%)                                              $      11.01
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Six Months Ended February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND

IINVESTMENT INCOME
Interest                                                      $310,183
EXPENSES
Investment advisory fees                                        28,293
Service fees                                                    14,147
Professional fees                                                2,966
Custody and transaction fees                                     4,291
Directors' fees                                                  3,726
Qualification fees                                               5,479
Shareholder reporting expenses                                     987
Insurance expenses                                                 753
Distribution fees                                                  729
                                                              --------
                                              TOTAL EXPENSES    61,371
                                    LESS EXPENSES REIMBURSED   (17,960)
                                                              --------
                                                NET EXPENSES    43,411
                                                              --------
INVESTMENT INCOME--NET                                         266,772
                                                              --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                  20
  Change in unrealized appreciation of investments for the
   period                                                      305,886
                                                              --------
NET GAIN ON INVESTMENTS                                        305,906
                                                              --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $572,678
                                                              ========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED   YEAR ENDED
                                                                FEBRUARY 28,     AUGUST 31,
                                                              ----------------   -----------
                                                                    2001            2000
                                                              ----------------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                        $   266,772      $   544,031
  Net realized gain on investments                                       20           18,893
  Change in unrealized appreciation                                 305,886          111,378
                                                                -----------      -----------
  Net increase in net assets resulting from operations              572,678          674,302
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                          (4,928)          (9,117)
    Class B                                                          (2,367)          (4,530)
    Class C                                                              --             (168)
    Class T                                                        (259,520)        (530,234)
  Capital gains
    Class A                                                            (370)             (87)
    Class B                                                            (197)             (33)
    Class C                                                              --               (3)
    Class T                                                         (18,752)          (4,932)
                                                                -----------      -----------
    Total distributions from shareholders                          (286,134)        (549,104)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                          18,551           14,295
    Class B                                                           7,635              433
    Class C                                                              --           (4,580)
    Class T                                                          61,440         (309,997)
                                                                -----------      -----------
    Total net capital share transactions                             87,626         (299,849)
                                                                -----------      -----------
TOTAL INCREASE (DECREASE)                                           374,170         (174,651)
NET ASSETS
  Beginning of period                                            11,357,549       11,532,200
                                                                -----------      -----------
  End of period                                                 $11,731,719      $11,357,549
                                                                ===========      ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

TAX FREE FUND

                                                                              CLASS T SHARES
                                          ---------------------------------------------------------------------------------------
                                           (UNAUDITED)
                                           SIX MONTHS
                                              ENDED
                                          FEBRUARY 28,                             YEAR ENDED AUGUST 31,
                                          -------------   -----------------------------------------------------------------------
                                              2001            2000           1999           1998           1997          1996
                                          -------------   ------------   ------------   ------------   ------------   -----------
    Net Asset Value, Beginning of Period  $ 10.25         $ 10.14        $ 10.64        $ 10.27        $  9.93        $ 9.95
    Investment income--net                   0.24            0.49           0.48           0.49           0.51          0.53
    Net realized and unrealized gain
     (loss) on investments                   0.28            0.12          (0.50)          0.37           0.33         (0.02)
                                          -------         -------        -------        -------        -------        ------
        Total from Investment Operations     0.52            0.61          (0.02)          0.86           0.84          0.51
    Less distributions from
      Investment income--net                (0.24)          (0.49)         (0.48)         (0.49)         (0.50)        (0.53)
      Capital gains                         (0.02)          (0.01)            --             --             --            --
                                          -------         -------        -------        -------        -------        ------
                     Total Distributions    (0.26)          (0.50)         (0.48)         (0.49)         (0.50)        (0.53)
                                          -------         -------        -------        -------        -------        ------
    Net Asset Value, End of Period        $ 10.51         $ 10.25        $ 10.14        $ 10.64        $ 10.27        $ 9.93
                                          =======         =======        =======        =======        =======        ======
                        Total Return (1)     6.41 %**        6.16 %        (0.28)%         8.58 %         8.61 %        5.18 %
                                          =======         =======        =======        =======        =======        ======
    RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
     DATA
    Net Assets, end of period (000's
     omitted)                             $11,369         $11,030        $11,218        $11,058        $10,700        $9,148
    Ratio of expenses with reimbursement
     to average net assets                   0.75 %*         0.75 %         0.73 %         0.75 %         0.54 %          --
    Ratio of expenses without
     reimbursement to average net assets     1.06 %*         1.11 %         1.23 %         1.25 %         1.27 %        1.18 %
    Ratio of net investment income to
     average net assets                      4.70 %*         4.84 %         4.53 %         4.60 %         4.97 %        5.27 %
    Portfolio turnover rate                    --            7.61 %         5.09 %        12.77 %        22.15 %       18.44 %

                                                           CLASS A SHARES                           CLASS B SHARES
                                          ------------------------------------------------   -----------------------------
                                           (UNAUDITED)                      PERIOD FROM       (UNAUDITED)
                                           SIX MONTHS                     JANUARY 1, 1999     SIX MONTHS
                                              ENDED        YEAR ENDED            TO              ENDED        YEAR ENDED
                                          FEBRUARY 28,     AUGUST 31,        AUGUST 31,      FEBRUARY 28,     AUGUST 31,
                                          -------------   -------------   ----------------   -------------   -------------
                                              2001            2000              1999             2001            2000
                                          -------------   -------------   ----------------   -------------   -------------
    Net Asset Value, Beginning of Period  $  10.33        $  10.22         $  10.68          $  10.32        $  10.20
    Investment income--net                    0.23            0.46             0.21              0.20            0.41
    Net realized and unrealized gain
     (loss) on investments                    0.29            0.12            (0.46)             0.29            0.13
                                          --------        --------         --------          --------        --------
        Total from Investment Operations      0.52            0.58            (0.25)             0.49            0.54
    Less distributions from
      Investment income--net                 (0.23)          (0.46)           (0.21)            (0.20)          (0.41)
      Capital gains                          (0.02)          (0.01)              --             (0.02)          (0.01)
                                          --------        --------         --------          --------        --------
                     Total Distributions     (0.25)          (0.47)           (0.21)            (0.22)          (0.42)
                                          --------        --------         --------          --------        --------
    Net Asset Value, End of Period        $  10.60        $  10.33         $  10.22          $  10.59        $  10.32
                                          ========        ========         ========          ========        ========
                        Total Return (1)      6.30 %**        5.86 %          (2.37)%**          6.17 %**        5.47 %
                                          ========        ========         ========          ========        ========
    RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
     DATA
    Net Assets, end of period             $236,934        $211,755         $194,917          $125,763        $115,025
    Ratio of expenses with reimbursement
     to average net assets                    1.00 %*         1.00 %           1.51 %*           1.50 %*         1.50 %
    Ratio of expenses without
     reimbursement to average net assets      1.36 %*         1.35 %           2.02 %*           1.86 %*         1.87 %
    Ratio of net investment income to
     average net assets                       4.45 %*         4.59 %           3.69 %*           3.95 %*         4.12 %
    Portfolio turnover rate                     --            7.61 %           5.09 %              --            7.61 %

                                           CLASS B SHARES
                                          ----------------
                                            PERIOD FROM
                                          JANUARY 1, 1999
                                                 TO
                                             AUGUST 31,
                                          ----------------
                                                1999
                                          ----------------
    Net Asset Value, Beginning of Period   $  10.68
    Investment income--net                     0.18
    Net realized and unrealized gain
     (loss) on investments                    (0.48)
                                           --------
        Total from Investment Operations      (0.30)
    Less distributions from
      Investment income--net                  (0.18)
      Capital gains                              --
                                           --------
                     Total Distributions      (0.18)
                                           --------
    Net Asset Value, End of Period         $  10.20
                                           ========
                        Total Return (1)      (2.85)%**
                                           ========
    RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
     DATA
    Net Assets, end of period              $113,143
    Ratio of expenses with reimbursement
     to average net assets                     2.01 %*
    Ratio of expenses without
     reimbursement to average net assets       2.52 %*
    Ratio of net investment income to
     average net assets                        3.20 %*
    Portfolio turnover rate                    5.09 %

*   Ratios annualized

**  Returns are not annualized

(1) Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                                         INTEREST/
                                                              MATURITY    STATED         FACE
COMMERCIAL PAPER                                                DATE     RATE (%)       AMOUNT         VALUE
CHEMICALS--1.52%
DuPont (E.l.) De Nemours & Company                            03/05/01     5.43      $  2,023,000   $  2,021,776

ELECTRIC POWER--2.54%
Idaho Power Company                                           03/14/01     5.45         3,397,000      3,390,311

FINANCIAL SERVICES--8.05%
Ford Motor Credit Company                                     03/19/01     5.21         5,000,000      4,986,973
Philip Morris Capital Corporation                             03/12/01     5.48         5,752,000      5,742,350
                                                                                                    ------------
                                                                                                      10,729,323

GOVERNMENT AGENCIES--79.73%
Federal Home Loan Bank                                        03/07/01     5.38        17,459,000     17,443,312
Federal Home Loan Bank                                        03/21/01     5.13         6,864,000      6,844,432
Federal Home Loan Mortgage Corporation                        03/09/01     5.39         9,929,000      9,917,080
Federal Home Loan Mortgage Corporation                        03/13/01     5.38         8,245,000      8,230,176
Federal National Mortgage Association                         03/01/01     5.47         6,772,000      6,772,000
Federal National Mortgage Association                         03/06/01     5.40         6,000,000      5,995,491
Federal National Mortgage Association                         03/08/01     5.38         6,465,000      6,458,221
Federal National Mortgage Association                         03/20/01     5.37        17,815,000     17,764,441
Federal National Mortgage Association                         03/22/01     5.35         6,615,000      6,594,334
International Bank for Reconstruction and Development         03/15/01     5.39        10,230,000     10,208,538
International Bank for Reconstruction and Development         03/16/01     5.40        10,095,000     10,072,259
                                                                                                    ------------
                                                                                                     106,300,284

RETAIL-DISCOUNT--3.89%
Target Corporation                                            04/16/01     5.05         5,226,000      5,192,273

RETAIL-SPECIALTY--1.82%
Walgreen Company                                              03/01/01     5.43         2,426,000      2,426,000

TRANSPORTATION-MISCELLANEOUS--1.42%
Hertz Corporation                                             03/02/01     5.46         1,894,000      1,893,712
                                                                                                    ------------

                                                                        TOTAL INVESTMENTS--98.97%
                                                                              (Cost $131,953,679)    131,953,679
                                                   CASH AND OTHER ASSETS, LESS LIABILITIES--1.03%      1,375,686
                                                                                                    ------------
                                                                        TOTAL NET ASSETS--100.00%   $133,329,365
                                                                                                    ============

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
MONEY MARKET FUND

ASSETS
Investment in securities, at value                            $131,953,679
Cash                                                               297,583
Prepaid expenses                                                    20,180
Receivable for:
  Capital stock sold                                             1,519,409
Other assets                                                         9,199
                                                              ------------
                                                TOTAL ASSETS   133,800,050
                                                              ------------
LIABILITIES
Capital stock reacquired                                           432,195
Distribution payable                                                 5,566
Accrued:
  Investment advisory fee                                           15,615
  Service fee                                                       15,615
Other liabilities                                                    1,694
                                                              ------------
                                           TOTAL LIABILITIES       470,685
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $133,329,365
                                                              ============
NET ASSETS:
Class A                                                       $133,329,365
--------------------------------------------------------------------------
Class B                                                       $          0
--------------------------------------------------------------------------
  TOTAL NET ASSETS                                            $133,329,365
                                                              ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   800,000,000
  Outstanding                                                  133,329,365
--------------------------------------------------------------------------
Class B:
  Authorized                                                   200,000,000
  Outstanding                                                     -0-
--------------------------------------------------------------------------
Class A:
  Net asset value and offering price per share                $       1.00
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $       0.00
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Six Months Ended February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
MONEY MARKET FUND

INVESTMENT INCOME
Interest                                                      $  2,614,190
EXPENSES
Investment advisory fees                                            77,395
Service fees                                                        77,395
Professional fees                                                    3,032
Custody and transaction fees                                        20,985
Directors' fees                                                      3,727
Qualification fees                                                  23,788
Shareholder reporting expenses                                       2,250
Insurance expenses                                                   1,172
Other                                                                  293
                                                              ------------
                                              TOTAL EXPENSES       210,037
                                    LESS EXPENSES REIMBURSED       (11,873)
                                                              ------------
                                                NET EXPENSES       198,164
                                                              ------------
INVESTMENT INCOME--NET                                        $  2,416,026
                                                              ============

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED   YEAR ENDED
                                                                FEBRUARY 28,     AUGUST 31,
                                                              ----------------   -----------
                                                                    2001            2000
                                                              ----------------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                        $  2,416,026     $ 2,124,172
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                          (2,416,026)     (2,124,172)
CAPITAL SHARE TRANSACTIONS--NET                                   79,071,779      43,576,105
                                                                ------------     -----------
TOTAL INCREASE                                                    79,071,779      43,576,105
NET ASSETS
  Beginning of period                                             54,257,586      10,681,481
                                                                ------------     -----------
  End of period                                                 $133,329,365     $54,257,586
                                                                ============     ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

MONEY MARKET FUND

                                                                     (UNAUDITED)                     PERIOD FROM
                                                                     SIX MONTHS                    JANUARY 1, 1999
                                                                        ENDED        YEAR ENDED           TO
                                                                    FEBRUARY 28,     AUGUST 31,       AUGUST 31,
                                                                    -------------   ------------   ----------------
                                                                        2001            2000             1999
                                                                    -------------   ------------   ----------------
      Net Asset Value, Beginning of Period                          $   1.00        $  1.00          $  1.00
      Investment income--net                                            0.03           0.05             0.03
                                                                    --------        -------          -------
                                  Total from Investment Operations      0.03           0.05             0.03
      Less distributions from
        Investment income--net                                         (0.03)         (0.05)           (0.03)
                                                                    --------        -------          -------
                                               Total Distributions     (0.03)         (0.05)           (0.03)
                                                                    --------        -------          -------
      Net Asset Value, End of Period                                $   1.00        $  1.00          $  1.00
                                                                    ========        =======          =======
                                                  Total Return (1)      3.47 %**       5.56 %           2.89 %**
                                                                    ========        =======          =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                     $133,329        $54,258          $10,681
      Ratio of expenses with reimbursement to average net assets        0.47 %*        0.49 %           0.50 %*
      Ratio of expenses without reimbursement to average net
       assets                                                           0.50 %*        0.66 %           1.22 %*
      Ratio of net investment income to average net assets              5.76 %*        5.58 %           4.45 %*

*   Ratios annualized

**  Returns are not annualized

(1) Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
PRIMARY FUND

                                                                         INTEREST/
                                                              MATURITY    STATED        FACE
COMMERCIAL PAPER                                                DATE      RATE(%)      AMOUNT        VALUE
AUTO PARTS MANUFACTURERS--4.75%
AutoZone Incorporated                                         03/23/01     6.350     $1,200,000   $ 1,195,337

CHEMICALS--3.98%
Eastman Chemical Company                                      03/22/01     6.030      1,005,000     1,001,464

COAL, GAS & PIPE--2.96%
El Paso Natural Gas Company                                   04/10/01     6.100        749,000       743,918

COMMUNICATION EQUIPMENT--2.60%
Cox Communications Incorporated                               03/07/01     6.200        655,000       654,321

CONSTRUCTION--3.66%
Centex Corporation                                            03/15/01     6.100        924,000       921,803

ELECTRIC POWER--1.91%
American Electric Power Company                               03/07/01     6.150        480,000       479,507

ELECTRONICS--4.12%
AVNET Incorporated                                            03/20/01     6.100      1,041,000     1,037,641

FINANCIAL SERVICES--16.03%
Comdisco Incorporated                                         03/02/01     6.300        711,000       710,875
GATX Capital Corporation                                      03/19/01     6.100      1,174,000     1,170,409
PP&L Capital Funding Incorporated                             04/02/01     6.120      1,211,000     1,204,404
SAFECO Credit Company Incorporated                            03/01/01     6.400        949,000       949,000
                                                                                                  -----------
                                                                                                    4,034,688

FOOD PRODUCERS--3.83%
Kellogg Company                                               03/08/01     6.300        966,000       964,811

LEISURE TIME/GAMING--4.05%
Mattel Incorporated                                           03/05/01     6.100      1,021,000     1,020,302

MANUFACTURING-SPECIALITY--8.26%
American Greetings Corporation                                03/12/01     6.500      1,073,000     1,070,863
Tupperware Corporation                                        03/14/01     6.150      1,010,000     1,007,749
                                                                                                  -----------
                                                                                                    2,078,612

NATURAL GAS--3.56%
Sierra Pacific Power Company                                  03/21/01     6.200        900,000       896,899

OIL SERVICES--4.22%
UOP                                                           03/13/01     6.250      1,065,000     1,062,775

PAPER/FOREST PRODUCTS--9.10%
Potlatch Corporation                                          03/06/01     6.350      1,245,000     1,243,898
Temple-Inland Incorporated                                    03/27/01     6.000      1,051,000     1,046,443
                                                                                                  -----------
                                                                                                    2,290,341

TELECOM-LONG DISTANCE--3.96%
Sprint Corporation                                            03/16/01     6.100      1,000,000       997,454

WHOLESALERS--4.09%
SuperValu Incorporated                                        03/09/01     6.350      1,032,000     1,030,538
                                                                                                  -----------
                                                                 TOTAL COMMERCIAL PAPER--81.08%
                                                                             (Cost $20,410,411)    20,410,411
                                                                                                  -----------

SCHEDULE OF INVESTMENTS  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
PRIMARY FUND, CONTINUED

                                                                         INTEREST/
                                                              MATURITY    STATED        FACE
CORPORATE BONDS                                                 DATE      RATE(%)      AMOUNT        VALUE
BUILDING SUPPLIES--0.16%
Armstrong World Industries, Incorporated (a)                  08/15/03     6.350     $  500,000   $    40,000

ELECTRIC POWER--2.03%
West Penn Power Company                                       06/01/04     6.375        500,000       510,571

FINANCIAL SERVICES--4.76%
Finova Capital Corporation                                    03/15/04     6.125        500,000       425,740
Household Finance Corporation                                 08/15/03     6.250        265,000       267,711
Transamerica Financial Corporation                            05/14/04     6.370        500,000       504,958
                                                                                                  -----------
                                                                                                    1,198,409

LEISURE TIME/GAMING--1.58%
Carnival Cruise Lines                                         10/01/03     6.150        400,000       399,667

MEDIA-TV/RADIO/CABLE--2.00%
TCI Communications, Incorporated                              05/01/03     6.375        500,000       502,665

TELECOM-LONG DISTANCE--1.99%
WorldCom, Incorporated (b)                                    08/15/01     6.125        500,000       500,711
                                                                                                  -----------
                                                                  TOTAL CORPORATE BONDS--12.52%
                                                                              (Cost $3,629,221)     3,152,023
                                                                                                  -----------
MUNICIPAL BONDS
WATER & SEWER--2.06%
Lower Colorado River Authority, Texas Revenue Bonds,
 Refunding and Improvement Series C (Rating(c) Aaa/AAA)       05/15/04     6.820        500,000       518,995
                                                                                                  -----------
                                                                   TOTAL MUNICIPAL BONDS--2.06%
                                                                                (Cost $500,791)       518,995
                                                                                                  -----------
U S GOVERNMENT AGENCY AND
U S GOVERNMENT SECURITIES
U S GOVERNMENT AGENCY SECURITIES--0.81%
Federal Home Loan Bank                                        11/10/03     5.750        200,000       203,367

U S GOVERNMENT SECURITIES--3.82%
U S Treasury Bonds                                            02/15/29     5.250      1,000,000       961,791
                                                                                                  -----------
                               TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--4.63%
                                                                              (Cost $1,078,781)     1,165,158
                                                                                                  -----------
                                                                     TOTAL INVESTMENTS--100.29%
                                                                             (Cost $25,619,204)    25,246,587
                                                                                                  -----------
                                                 LIABILITIES IN EXCESS OF OTHER ASSETS--(0.29%)       (73,300)
                                                                                                  -----------
                                                                      TOTAL NET ASSETS--100.00%   $25,173,287
                                                                                                  ===========

NOTES TO SCHEDULE OF INVESTMENTS

(a) Defaulted security. Currently, the issuer is partially in default with respect to interest payments.
(b) Long-term obligations that will mature in less than one year.
(c)  Ratings assigned by Moody's Investor's Service, Inc.
     ("Moody's") and Standard & Poor's Corporation ("S&P").
     Ratings are unaudited.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
PRIMARY FUND

ASSETS
Investment in securities, at value                            $25,246,587
Prepaid expenses                                                    2,592
Receivable for:
  Capital stock sold                                                2,331
  Interest                                                         80,745
  Expense reimbursement                                             3,614
Other assets                                                        2,782
                                                              -----------
                                                TOTAL ASSETS   25,338,651
                                                              -----------
LIABILITIES
Distribution payable                                               32,087
Capital stock reacquired                                              113
Accrued:
  Investment advisory fee                                           9,561
  Service fee                                                       4,781
Other liabilities                                                 118,822
                                                              -----------
                                           TOTAL LIABILITIES      165,364
                                                              -----------
                                                  NET ASSETS  $25,173,287
                                                              ===========
Shares of capital stock outstanding, (2,176,000,000 shares
 authorized, $.01 par value per share)                         25,601,703
                                                              ===========
Net asset value                                               $      0.98
                                                              ===========

STATEMENT OF OPERATIONS  Six Months Ended February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                      $ 838,948
EXPENSES
Investment advisory fees                                         61,222
Service fees                                                     30,611
Professional fees                                                 3,058
Custody and transaction fees                                     10,722
Directors' fees                                                   3,726
Qualification fees                                                5,244
Shareholder reporting expenses                                    4,543
Other Expenses                                                    1,121
                                                              ---------
                                              TOTAL EXPENSES    120,247
                                    LESS EXPENSES REIMBURSED    (21,825)
                                                              ---------
                                                NET EXPENSES     98,422
                                                              ---------
INVESTMENT INCOME--NET                                          740,526
                                                              ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Change in unrealized depreciation of investments for the
   period                                                      (163,812)
                                                              ---------
NET LOSS ON INVESTMENTS                                        (163,812)
                                                              ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 576,714
                                                              =========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
PRIMARY FUND

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED   YEAR ENDED
                                                                FEBRUARY 28,     AUGUST 31,
                                                              ----------------   -----------
                                                                    2001            2000
                                                              ----------------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                         $   740,526     $ 1,545,020
  Net realized loss on investments                                        --         (23,912)
  Change in unrealized depreciation                                 (163,812)       (157,804)
                                                                 -----------     -----------
  Net increase in net assets resulting from operations               576,714       1,363,304
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                            (759,289)     (1,545,020)
CAPITAL SHARE TRANSACTION--NET                                    (1,438,784)     (3,861,935)
                                                                 -----------     -----------
TOTAL DECREASE                                                    (1,621,359)     (4,043,651)
NET ASSETS
  Beginning of period                                             26,794,646      30,838,297
                                                                 -----------     -----------
  End of period                                                  $25,173,287     $26,794,646
                                                                 ===========     ===========

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED
                                         FEBRUARY 28,                             YEAR ENDED AUGUST 31,
                                         -------------   ------------------------------------------------------------------------
                                             2001            2000           1999           1998           1997           1996
                                         -------------   ------------   ------------   ------------   ------------   ------------
      Net Asset Value, Beginning of
       Period                            $  0.99         $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
      Investment income--net                0.03            0.06           0.05           0.05           0.05           0.05
      Net realized and unrealized gain
       (loss) on investments               (0.01)          (0.01)            --             --             --
                                         -------         -------        -------        -------        -------        -------
       Total from Investment Operations     0.02            0.05           0.05           0.05           0.05           0.05
      Less distributions from
        Investment income--net             (0.03)          (0.06)         (0.05)         (0.05)         (0.05)         (0.05)
                    Total Distributions    (0.03)          (0.06)         (0.05)         (0.05)         (0.05)         (0.05)
                                         -------         -------        -------        -------        -------        -------
      Net Asset Value, End of Period     $  0.98         $  0.99        $  1.00        $  1.00        $  1.00        $  1.00
                                         =======         =======        =======        =======        =======        =======
                       Total Return (1)    2.49% **         4.68 %         4.75 %         5.15 %         4.98 %         5.07 %
                                         =======         =======        =======        =======        =======        =======
      RATIOS (IN
       PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's
       omitted)                          $25,173         $26,795        $30,838        $34,577        $33,045        $37,465
      Ratio of expenses with
       reimbursement to average net
       assets                               0.80 %*         0.80 %         0.80 %         0.80 %         0.80 %         0.81 %
      Ratio of expenses without
       reimbursement to average net
       assets                               0.98 %*         1.04 %         1.06 %         0.98 %         1.01 %         1.15 %
      Ratio of net investment income to
       average net assets                   6.02 %*         5.55 %         4.66 %         5.02 %         4.86 %         4.93 %
      Portfolio turnover rate                 --           18.46 %        30.47 %           --             --             --

*   Ratios annualized

**  Returns are not annualized

(1) Does not include the effect of sales charge

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The SM&R Investments, Inc. (the "Company"), is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Company is comprised of the SM&R Growth Fund ("Growth Fund"), SM&R Alger Growth Fund ("Alger Growth Fund"), SM&R Alger Aggressive Growth Fund ("Alger Aggressive Growth Fund"), SM&R Equity Income Fund ("Equity Income Fund"), SM&R Balanced Fund ("Balanced Fund"), SM&R Alger Small-Cap Fund ("Alger Small-Cap Fund"), SM&R Alger Technology Fund ("Alger Technology Fund"), SM&R Government Bond Fund ("Government Bond Fund"), SM&R Tax Free Fund ("Tax Free Fund"), SM&R Money Market Fund ("Money Market Fund") and SM&R Primary Fund ("Primary Fund"). The Government Bond Fund, Tax Free Fund, Money Market Fund and Primary Fund are collectively referred to as the "Fixed Income Funds", while the Growth Fund, Alger Growth Fund, Alger Aggressive Growth Fund, Equity Income Fund, Balanced Fund, Alger Small-Cap Fund and Alger Technology Fund are referred to as the "Equity Funds".

The Fixed Income Funds have each been a series of the Company since March 16, 1992 for the Government Bond Fund and Primary Fund, since September 9, 1993 for the Tax Free Fund and January 1, 1999 for the Money Market Fund. The Growth Fund, Equity Income Fund and Balanced Fund were added as separate series of the Company as of January 1, 2001. Previously, they existed as separate mutual funds and were reported to shareholders as the SM&R Equity Funds. As of September 1, 2000, the Alger Growth Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Technology Fund were added as new series of the Company.

As of January 1, 1999, the Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund and Tax Free Fund each adopted a Multiple Class Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Each had a single class of shares, and were offering three new classes. The existing shares are the Class T shares, and the newly offered classes are: the Class A shares subject to an initial sales charge and a distribution and shareholder servicing plan ("12b-1 Plan"); the Class B shares subject to a contingent deferred sales charge and a 12b-1 Plan; and the Class C shares, which have since been liquidated (see Note 4).

The Alger Growth Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Technology Fund each offer two classes of shares since September 1, 2000, they are: the Class A shares subject to an initial sales charge and a 12b-1 Plan; and the Class B shares subject to a contingent deferred sales charge and a 12b-1 Plan.

As of January 1, 2001, the Money Market Fund adopted a Multiple Class Plan and now offers two classes of shares. The existing shares are Class A shares and have no sales charge and no 12b-1 Plan, the Class B shares also have no sales charge, but does have a 12b-1 Plan. The Primary Fund does not have separate classes, a sales charge or a 12b-1 Plan.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES:

For federal income tax purposes, each series is treated as a separate entity. The Company intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intends to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements. At December 31, 2000, the Company's tax year-end, the Government Bond Fund, Primary Fund, Alger Growth Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Technology Fund had capital loss carryforwards that will expire in various years of approximately $222,000 -- 2003, $42,000 -- 2007, $29,000 -- 2008, $29,000 -- 2008, $25,000 -- 2008 and $94,000 -- 2008,
respectively.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:

Fund shares are sold in a continuous public offering at net asset value plus a sales charge, except for the Primary and Money Market Funds, all their transactions are made at net asset value. The Company may repurchase shares at net asset value. Dividends and other distributions are recorded by the each fund on the ex-dividend date and may be reinvested at net asset value.

EXPENSES:

Distribution, qualification fees or other fees directly attributable to a series' class of shares are charged to that series' class operations. All other operating expenses not directly attributable to a series are prorated among the series based on the relative amount of each series' net assets or shareholders, and then allocated among the classes of that series.

Any organizational costs for the new classes or series was paid by Securities Management and Research, Inc.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES:

Securities Management and Research, Inc. ("SM&R") is the investment advisor and principal underwriter for the Company. Investment advisory fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

EQUITY FUNDS:
GROWTH, EQUITY INCOME AND BALANCED FUNDS

                                                               INVESTMENT
NET ASSETS                                                    ADVISORY FEE
Not exceeding $100,000,000                                       0.750%
Exceeding $100,000,000 but not exceeding $200,000,000            0.625%
Exceeding $200,000,000 but not exceeding $300,000,000            0.500%
Exceeding $300,000,000                                           0.400%

ALGER GROWTH FUND

All average daily net assets                                    0.85%

ALGER AGGRESSIVE GROWTH FUND

All average daily net assets                                    1.05%

ALGER SMALL-CAP FUND

All average daily net assets                                    1.00%

ALGER TECHNOLOGY FUND

All average daily net assets                                    1.35%

Through an investment sub-advisory agreement, SM&R has delegated the day-to-day investment management of Alger Growth Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Technology Fund to Fred Alger Management, Inc. Fred Alger Management makes investment decisions for each of these funds and continuously reviews and administers the investment program. SM&R monitors Fred Alger Management's buying and selling of securities and administration of these series' investment program. Pursuant to the sub-advisory agreement, SM&R is responsible for paying a sub-advisory fee to Fred Alger Management for each of these series. The series are not responsible for paying the sub-advisory fee directly.

FIXED INCOME FUNDS:
GOVERNMENT BOND AND TAX FREE FUNDS

                                                               INVESTMENT
NET ASSETS                                                    ADVISORY FEE
Not exceeding $100,000,000                                        0.50%
Exceeding $100,000,000 but not exceeding $300,000,000             0.45%
Exceeding $300,000,000                                            0.40%

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED
MONEY MARKET FUND

All average daily net assets                                    0.25%

PRIMARY FUND

All average daily net assets                                    0.50%

ADMINISTRATIVE SERVICE FEES:
Administrative service fees paid to SM&R by the each of the series are computed as a percentage of average daily net assets as follows:

NET ASSETS                                                    SERVICE FEES
Not exceeding $100,000,000                                       0.25%
Exceeding $100,000,000 but not exceeding $200,000,000            0.20%
Exceeding $200,000,000 but not exceeding $300,000,000            0.15%
Exceeding $300,000,000                                           0.10%

SM&R has agreed to reimburse the Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund, Tax Free Fund and Primary Fund for regular operating expenses in excess of 1.25% per annum of the average daily net assets, and the Money Market Fund in excess of 0.50%. Regular operating expenses include the advisory fee and administrative service fee, but does not include the distribution and shareholder servicing fee. SM&R has voluntarily agreed to reimburse the Primary Fund for regular operating expenses in excess of 0.80% per annum of average daily net assets, the Tax Free Fund for regular operating expenses in excess of 0.75% per annum of average daily net assets and the Government Bond Fund for regular operating expenses in excess of 1.00% per annum of average daily net assets.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES:

The Company has adopted a 12b-1 Plan, for each series, except the Primary Fund, with respect to each series' Class A shares and Class B shares (the "Class A Plan and the "Class B Plan", respectively and collectively, the "Plans"). The Plans permit each class a distribution fee to compensate SM&R, or enable SM&R to compensate other persons, including Distributors, for distribution costs such as service fees paid to dealers, printing and distribution of prospectuses to prospective investors, sales literature and other sales and distribution related activities. The Plans also permit a shareholder servicing fee to compensate SM&R, or enable SM&R to compensate Service Providers, for providing ongoing servicing to shareholders of the Company. These fees are computed as an annual percentage of the average daily net assets of each class of shares of a series, as follows:

GROWTH, EQUITY INCOME, BALANCED, GOVERNMENT BOND AND TAX FREE FUNDS

                                                            DISTRIBUTION   SERVICE    TOTAL 12B-1
                                                                FEE          FEE          FEE
Class A Shares                                                  0.25%         --         0.25%
Class B Shares                                                  0.50%       0.25%        0.75%

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED
MONEY MARKET FUND

                                                            DISTRIBUTION   SERVICE    TOTAL 12B-1
                                                                FEE          FEE          FEE
Class A Shares                                                    --          --           --
Class B Shares                                                  0.50%         --         0.50%

ALGER GROWTH, ALGER AGGRESSIVE GROWTH, ALGER SMALL-CAP AND ALGER TECHNOLOGY
FUNDS

Class A Shares                                               0.35%        --       0.35%
Class B Shares                                               1.00%        --       1.00%

For the period ended February 28, 2001, each series paid or accrued the following, as compensation under the Plans: Growth Fund -- $6,894; Alger Growth Fund -- $853; Alger Aggressive Growth Fund -- $644; Equity Income Fund -- $8,487; Balanced Fund -- $3,491; Alger Small-Cap Fund -- $674; Alger Technology Fund -- $521; Government Bond Fund -- $549; Tax Free Fund -- $967 and Money Market Fund -- $0.

SALES CHARGES:
During the period ended February 28, 2001, SM&R, as principal underwriter, received as sales charges on sales of capital stock of the each series and made reallowances to dealers as follows:

                                                    SALES                SALES
                                                   CHARGES              CHARGES
                                               RECEIVED BY SM&R   REALLOWED TO DEALERS
Growth Fund                                        $37,954                $453
Alger Growth Fund                                  $ 2,728                $ --
Alger Aggressive Growth                            $ 4,755                $ --
Equity Income Fund                                 $23,520                $357
Balanced Fund                                      $ 7,707                $  7
Alger Small-Cap Fund                               $ 1,791                $ --
Alger Technology Fund                              $   105                $ --
Government Bond Fund                               $ 2,674                $ --
Tax Free Fund                                      $ 1,442                $ --

For the period ended February 28, 2001, SM&R received $10,677 for contingent deferred sales charges imposed on the redemptions of Class B and C shares of capital stock of the series.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED
SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). As of February 28, 2001, SM&R and American National had the following ownership in these series:

                                   SM&R                     AMERICAN NATIONAL
                       ----------------------------   ------------------------------
                                  PERCENT OF SHARES                PERCENT OF SHARES
                        SHARES       OUTSTANDING        SHARES        OUTSTANDING
Growth Fund            223,056          0.62%          2,104,958         5.81%
Equity Income Fund      19,513          0.30%                 --            --
Balanced Fund          139,020          8.34%            291,182        17.46%
Government Bond Fund   556,378         23.68%            807,396        34.37%
Tax Free Fund          141,503         12.68%            706,503        63.31%
Money Market Fund           --             --         89,683,058        67.27%
Primary Fund            21,296          0.08%          6,117,613        23.90%

Through the investment sub-advisory agreement, Fred Alger Management, Inc. is affiliated with SM&R. As of February 28, 2001, Fred Alger Management, Inc. had the following ownership in these series:

                                                        PERCENT OF SHARES
                                              SHARES       OUTSTANDING
Alger Growth Fund                             25,000         23.80%
Alger Aggressive Growth Fund                  25,000         45.75%
Alger Small-Cap Fund                          25,000         31.54%
Alger Technology Fund                         25,000         41.36%

The Company pays directors' fees and expenses for all the disinterested directors.

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments in securities, other than commercial paper, were as follows:

                                            PURCHASES      SALES
                                            ----------   ----------
Growth Fund                                 $3,994,069   $       13
Alger Growth Fund                           $  872,011   $  115,076
Alger Aggressive Growth                     $  580,119   $  128,716
Equity Income Fund                          $4,268,882   $7,858,935
Balanced Fund                               $4,976,198   $1,367,937
Alger Small-Cap Fund                        $  532,670   $  153,581
Alger Technology Fund                       $  975,172   $  555,768
Government Bond Fund                        $3,194,609   $3,002,720
Tax Free Fund                               $       --   $   10,000
Primary                                     $       --   $       --

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENT SECURITIES--CONTINUED
Gross unrealized appreciation and depreciation as of February 28, 2001, were as follows:

                                          APPRECIATION   DEPRECIATION
                                          ------------   ------------
Growth Fund                               $65,599,464    $17,613,896
Alger Growth Fund                         $    19,405    $    90,171
Alger Aggressive Growth Fund              $     7,496    $    69,653
Equity Income Fund                        $55,719,284    $17,106,146
Balanced Fund                             $ 5,837,520    $   564,950
Alger Small-Cap Fund                      $    12,874    $    74,141
Alger Technology Fund                     $     4,478    $    75,727
Government Bond Fund                      $   696,367    $   124,745
Tax Free Fund                             $   539,500    $    27,826
Primary Fund                              $   148,316    $   520,933

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK
GROWTH FUND

                                                                  TWO MONTHS ENDED                    YEAR ENDED
                                                                  FEBRUARY 28, 2001                DECEMBER 31, 2000
                                                              -------------------------        -------------------------
                                                                SHARES        AMOUNT             SHARES        AMOUNT
                                                              ----------   ------------        ----------   ------------
  Sale of capital shares:
    Class T                                                      191,626   $  1,045,227         2,302,976   $ 15,090,476
    Class A                                                      136,479        733,815           744,302      4,896,956
    Class B                                                       35,781        190,743           386,530      2,489,130
                                                              ----------   ------------        ----------   ------------
    Total sale of capital shares                                 363,886      1,969,785         3,433,808     22,476,562
  Investment income dividends reinvested:
    Class T                                                            1              3           165,407      1,015,265
    Class A                                                            1              2             1,593         10,364
    Class B                                                           --             --                --             --
                                                              ----------   ------------        ----------   ------------
    Total investment income dividends reinvested                       2              5           167,000      1,025,629
  Distributions from net realized gains reinvested:
    Class T                                                           26            145         3,190,718     17,722,589
    Class A                                                           (4)           (19)          114,118        627,233
    Class B                                                            4             20            57,482        311,353
                                                              ----------   ------------        ----------   ------------
    Total distributions from net realized gains                       26            146         3,362,318     18,661,175
  Redemptions of capital shares outstanding:
    Class T                                                     (648,644)    (3,536,416)       (4,978,161)   (32,596,526)
    Class A                                                      (16,634)       (90,640)         (205,601)    (1,349,032)
    Class B                                                      (24,448)      (124,861)          (57,871)      (371,717)
                                                              ----------   ------------        ----------   ------------
    Total redemptions of capital shares outstanding             (689,726)    (3,751,917)       (5,241,633)   (34,317,275)
                                                              ----------   ------------        ----------   ------------
  Net increase (decrease) in capital shares outstanding         (325,812)  $ (1,781,981)        1,721,493   $  7,846,091
                                                                           ============                     ============
Shares outstanding at beginning of period                     36,549,163                       34,827,670
                                                              ----------                       ----------
  Shares outstanding at end of period                         36,223,351                       36,549,163
                                                              ==========                       ==========
  Net assets as of February 28, 2001, are comprised of the following:
  Capital (par value and additional paid-in)                               $138,837,402
  Undistributed net investment income                                           128,427
  Accumulated net realized loss on investments                               (2,877,011)
  Net unrealized appreciation of investments                                 47,985,568
                                                                           ------------
  Net Assets                                                               $184,074,386
                                                                           ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED
ALGER GROWTH FUND

                                                               SIX MONTHS ENDED
                                                               FEBRUARY 28, 2001
                                                              -------------------
                                                               SHARES     AMOUNT
                                                              --------   --------
  Sale of capital shares:
    Class A                                                    73,139    $631,595
    Class B                                                    33,457     254,071
                                                              -------    --------
    Total sale of capital shares                              106,596     885,666
  Redemptions of capital shares outstanding:
    Class A                                                    (1,542)    (11,837)
    Class B                                                       (12)        (90)
                                                              -------    --------
    Total redemptions of capital shares outstanding            (1,554)    (11,927)
                                                              -------    --------
    Net increase in capital shares outstanding                105,042    $873,739
                                                                         ========
  Shares outstanding at beginning of period                        --
                                                              -------
  Shares outstanding at end of period                         105,042
                                                              =======
  Net assets as of February 28, 2001, are comprised of the following:
  Capital (par value and additional paid-in)                             $862,945
  Accumulated net realized loss on investments                            (31,815)
  Net unrealized depreciation of investments                              (70,766)
                                                                         --------
  Net Assets                                                             $760,364
                                                                         ========

ALGER AGGRESSIVE GROWTH FUND

                                                               SIX MONTHS ENDED
                                                               FEBRUARY 28, 2001
                                                              -------------------
                                                               SHARES     AMOUNT
                                                              --------   --------
  Sale of capital shares:
    Class A                                                    59,873    $511,154
    Class B                                                    19,587     140,255
                                                               ------    --------
    Total sale of capital shares                               79,460     651,409
  Redemptions of capital shares outstanding:
    Class A                                                      (193)     (1,321)
    Class B                                                       (15)       (112)
                                                               ------    --------
    Total redemptions of capital shares outstanding              (208)     (1,433)
                                                               ------    --------
  Net increase in capital shares outstanding                   79,252    $649,976
                                                                         ========
  Shares outstanding at beginning of period                        --
                                                               ------
  Shares outstanding at end of period                          79,252
                                                               ======
  Net assets as of February 28, 2001, are comprised of the
   following:
  Capital (par value and additional paid-in)                             $639,118
  Accumulated net realized loss on investments                            (61,619)
  Net unrealized depreciation of investments                              (62,157)
                                                                         --------
  Net Assets                                                             $515,342
                                                                         ========

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED
EQUITY INCOME FUND

                                                                  TWO MONTHS ENDED                   YEAR ENDED
                                                                 FEBRUARY 28, 2001                DECEMBER 31, 2000
                                                              ------------------------        -------------------------
                                                               SHARES        AMOUNT             SHARES        AMOUNT
                                                              ---------   ------------        ----------   ------------
  Sales of capital shares:
    Class T                                                      71,308   $  1,819,784           221,120   $  5,547,777
    Class A                                                      10,184        251,331            73,120      1,789,059
    Class B                                                       4,375        106,847            58,921      1,433,482
                                                              ---------   ------------        ----------   ------------
    Total sale of capital shares                                 85,867      2,177,962           353,161      8,770,318
  Investment income dividends reinvested:
    Class T                                                           1              7           111,669      2,841,313
    Class A                                                          --             --             3,325         82,860
    Class B                                                          --             --             2,266         55,603
                                                              ---------   ------------        ----------   ------------
    Total investment income dividends reinvested                      1              7           117,260      2,979,776
  Distributions from net realized gains reinvested:
    Class T                                                           3             80           300,113      7,517,340
    Class A                                                          --             --            11,231        275,130
    Class B                                                          --             --            10,925        262,379
                                                              ---------   ------------        ----------   ------------
    Total distributions from net realized gains                       3             80           322,269      8,054,849
Redemptions of capital shares outstanding:
    Class T                                                    (134,694)    (3,424,478)       (1,838,694)   (46,147,527)
    Class A                                                      (7,078)      (173,757)          (67,318)    (1,682,364)
    Class B                                                      (7,716)      (188,711)          (34,548)      (832,437)
                                                              ---------   ------------        ----------   ------------
    Total redemptions of capital shares outstanding            (149,488)    (3,786,946)       (1,940,560)   (48,662,328)
                                                              ---------   ------------        ----------   ------------
  Net decrease in capital shares outstanding                    (63,617)  $ (1,608,897)       (1,147,870)  $(28,857,385)
                                                                          ============                     ============
  Shares outstanding at beginning of period                   6,664,391                        7,812,261
                                                              ---------                       ----------
  Shares outstanding at end of period                         6,600,774                        6,664,391
                                                              =========                       ==========
  Net assets as of February 28, 2001, are comprised of the following:
  Capital (par value and additional paid-in)                              $125,812,658
  Undistributed net investment income                                          378,101
  Accumulated net realized loss on investments                              (1,982,241)
  Net unrealized appreciation of investments                                38,613,138
                                                                          ------------
  Net Assets                                                              $162,821,656
                                                                          ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED
BALANCED FUND

                                                                 TWO MONTHS ENDED                  YEAR ENDED
                                                                 FEBRUARY 28, 2001              DECEMBER 31, 2000
                                                              -----------------------        -----------------------
                                                               SHARES       AMOUNT            SHARES       AMOUNT
                                                              ---------   -----------        ---------   -----------
  Sales of capital shares:
    Class T                                                      14,581   $   282,902           92,408   $ 1,938,037
    Class A                                                       9,059       168,242           42,544       877,293
    Class B                                                       1,126        21,624           52,329     1,106,854
                                                              ---------   -----------        ---------   -----------
    Total sale of capital shares                                 24,766       472,768          187,281     3,922,184
  Investment income dividends reinvested:
    Class T                                                           1            18           34,480       715,650
    Class A                                                          --            --            3,120        62,721
    Class B                                                          --            --            2,053        42,314
                                                              ---------   -----------        ---------   -----------
    Total investment income dividends reinvested                      1            18           39,653       820,685
  Distributions from net realized gains reinvested:
    Class T                                                           8           144           92,517     1,792,249
    Class A                                                          --            --            9,283       175,094
    Class B                                                          --            --            7,345       140,981
                                                              ---------   -----------        ---------   -----------
    Total distributions from net realized gains reinvested            8           144          109,145     2,108,324
  Redemptions of capital shares outstanding:
    Class T                                                     (47,413)     (922,398)        (222,892)   (4,651,738)
    Class A                                                      (5,617)     (105,504)         (10,159)     (207,712)
    Class B                                                        (357)       (6,855)          (7,871)     (165,772)
                                                              ---------   -----------        ---------   -----------
    Total redemptions of captial shares outstanding             (53,387)   (1,034,757)        (240,922)   (5,025,222)
                                                              ---------   -----------        ---------   -----------
  Net increase (decrease) in capital shares outstanding         (28,612)  $  (561,827)          95,157   $ 1,825,971
                                                                          ===========                    ===========
  Shares outstanding at beginning of period                   1,695,881                      1,600,724
                                                              ---------                      ---------
  Shares outstanding at end of period                         1,667,269                      1,695,881
                                                              =========                      =========
  Net assets as of February 28, 2001, are comprised of the following:
  Capital (par value and additional paid in capital)                      $25,857,003
  Undistributed net investment income                                         144,567
  Accumulated net realized gain on investments                                 47,330
  Net unrealized appreciation of investments                                5,272,570
                                                                          -----------
  Net Assets                                                              $31,321,470
                                                                          ===========

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED
ALGER SMALL-CAP FUND

                                                               SIX MONTHS ENDED
                                                               FEBRUARY 28, 2001
                                                              -------------------
                                                               SHARES     AMOUNT
                                                              --------   --------
  Sale of capital shares:
    Class A                                                    37,063    $352,738
    Class B                                                    17,595     140,988
                                                               ------    --------
    Total sale of capital shares                               54,658     493,726
  Redemptions of capital shares outstanding:
    Class A                                                        (3)        (23)
    Class B                                                       (11)        (90)
                                                               ------    --------
    Total redemptions of capital shares outstanding               (14)       (113)
                                                               ------    --------
  Net increase in capital shares outstanding                   54,644    $493,613
                                                                         ========
  Shares outstanding at beginning of period                        --
                                                               ------
  Shares outstanding at end of period                          54,644
                                                               ======
  Net assets as of February 28, 2001, are comprised of the
   following:
  Capital (par value and additional paid-in)                             $475,556
  Accumulated net realized loss on investments                            (35,526)
  Net unrealized depreciation of investments                              (61,267)
                                                                         --------
  Net Assets                                                             $378,763
                                                                         ========

ALGER TECHNOLOGY FUND

                                                                SIX MONTHS ENDED
                                                               FEBRUARY 28, 2001
                                                              --------------------
                                                               SHARES     AMOUNT
                                                              --------   ---------
  Sale of capital shares:
    Class A                                                    53,233    $ 451,036
    Class B                                                     7,511       43,332
                                                               ------    ---------
    Total sale of capital shares                               60,744      494,368
  Redemptions of capital shares outstanding:
    Class A                                                      (282)      (1,500)
    Class B                                                       (13)         (67)
                                                               ------    ---------
    Total redemptions of capital shares outstanding              (295)      (1,567)
                                                               ------    ---------
  Net increase in capital shares outstanding                   60,449    $ 492,801
                                                                         =========
  Shares outstanding at beginning of period                        --
                                                               ------
  Shares outstanding at end of period                          60,449
                                                               ======
  Net assets as of February 28, 2001, are comprised of the following:
  Capital (par value and additional paid-in)                             $ 480,692
  Accumulated net realized loss on investments                            (145,445)
  Net unrealized depreciation of investments                               (71,249)
                                                                         ---------
  Net Assets                                                             $ 263,998
                                                                         =========

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED
GOVERNMENT BOND FUND

                                                                 SIX MONTHS ENDED                  YEAR ENDED
                                                                 FEBRUARY 28, 2001               AUGUST 31, 2000
                                                              -----------------------        -----------------------
                                                               SHARES       AMOUNT            SHARES       AMOUNT
                                                              ---------   -----------        ---------   -----------
  Sale of capital shares:
    Class T                                                      16,799   $   172,825           33,153   $   333,468
    Class A                                                       9,745       100,818            7,359        74,194
    Class B                                                       1,673        17,419            6,844        69,573
    Class C                                                          --            --               --            --
                                                              ---------   -----------        ---------   -----------
    Total sale of capital shares                                 28,217       291,062           47,356       477,235
  Investment income dividends reinvested:
    Class T                                                      63,465       652,469          130,341     1,301,759
    Class A                                                         435         4,524              424         4,274
    Class B                                                         105         1,089              119         1,194
    Class C                                                           9            91               55           547
                                                              ---------   -----------        ---------   -----------
    Total investment income dividends reinvested                 64,014       658,173          130,939     1,307,774
  Redemptions of capital shares outstanding:
    Class T                                                     (38,783)     (399,345)        (194,661)   (1,957,100)
    Class A                                                      (6,467)      (67,980)          (1,966)      (19,777)
    Class B                                                        (208)       (2,176)             (16)         (164)
    Class C                                                      (1,150)      (11,671)              --            --
                                                              ---------   -----------        ---------   -----------
    Total redemptions of capital shares outstanding             (46,608)     (481,172)        (196,643)   (1,977,041)
                                                              ---------   -----------        ---------   -----------
  Net increase (decrease) in capital shares outstanding          45,623   $   468,063          (18,348)  $  (192,032)
                                                                          ===========                    ===========
  Shares outstanding at beginning of period                   2,303,561                      2,321,909
                                                              ---------                      ---------
  Shares outstanding at end of period                         2,349,184                      2,303,561
                                                              =========                      =========
  Net assets as of February 28, 2001 are comprised of the
   following:
  Capital (par value and additional paid-in)                              $24,313,072
  Accumulated net realized loss on investments                               (221,549)
  Net unrealized appreciation of investments                                  571,622
                                                                          -----------
  Net Assets                                                              $24,663,145
                                                                          ===========

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED
TAX FREE FUND

                                                                 SIX MONTHS ENDED                  YEAR ENDED
                                                                 FEBRUARY 28, 2001               AUGUST 31, 2000
                                                              -----------------------        -----------------------
                                                               SHARES       AMOUNT            SHARES       AMOUNT
                                                              ---------   -----------        ---------   -----------
  Sale of capital shares:
    Class T                                                       2,623   $    27,406           18,937   $   187,768
    Class A                                                       1,600        16,838              659         6,645
    Class B                                                       1,490        15,500            6,417        64,470
    Class C                                                          --            --               --            --
                                                              ---------   -----------        ---------   -----------
    Total sale of capital shares                                  5,713        59,744           26,013       258,883
  Investment income dividends reinvested:
    Class T                                                      23,895       247,430           51,268       511,492
    Class A                                                         467         4,874              898         9,035
    Class B                                                         226         2,360              451         4,530
    Class C                                                           1             6               15           161
                                                              ---------   -----------        ---------   -----------
    Total investment income dividends reinvested                 24,589       254,670           52,632       525,218
  Distributions from net realized gain reinvested:
    Class T                                                       1,770        18,535              486         4,837
    Class A                                                          34           365                9            87
    Class B                                                          19           195                3            33
    Class C                                                          --            --                1             3
                                                              ---------   -----------        ---------   -----------
    Total distributions from net realized gain reinvested         1,823        19,095              499         4,960
  Redemptions of capital shares outstanding:
    Class T                                                     (22,558)     (231,931)        (100,936)   (1,014,094)
    Class A                                                        (235)       (2,500)            (145)       (1,472)
    Class B                                                        (998)      (10,420)          (6,820)      (68,600)
    Class C                                                        (101)       (1,032)            (474)       (4,744)
                                                              ---------   -----------        ---------   -----------
    Total redemptions of capital shares outstanding             (23,892)     (245,883)        (108,375)   (1,088,910)
                                                              ---------   -----------        ---------   -----------
  Net increase (decrease) in capital shares outstanding           8,233   $    87,626          (29,231)  $  (299,849)
                                                                          ===========                    ===========
  Shares outstanding at beginning of period                   1,107,713                      1,136,944
                                                              ---------                      ---------
  Shares outstanding at end of period                         1,115,946                      1,107,713
                                                              =========                      =========
  Net assets as of February 28, 2001 are comprised of the
   following:
  Capital (par value and additional paid-in)                              $11,220,016
  Accumulated net realized gain on investments                                     29
  Net unrealized appreciation of investments                                  511,674
                                                                          -----------
  Net Assets                                                              $11,731,719
                                                                          ===========

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED
MONEY MARKET

                                                                  SIX MONTHS ENDED                      YEAR ENDED
                                                                 FEBRUARY 28, 2001                   AUGUST 31, 2000
                                                             --------------------------        ----------------------------
                                                               SHARES         AMOUNT              SHARES         AMOUNT
                                                             -----------   ------------        ------------   -------------
  Sale of capital shares                                     161,896,337   $161,896,337         220,566,832   $ 220,566,832
  Investment income dividends reinvested                       2,395,824      2,395,824           2,127,625       2,127,625
  Redemptions of capital shares outstanding                  (85,220,382)   (85,220,382)       (179,118,352)   (179,118,352)
                                                             -----------   ------------        ------------   -------------
  Net increase in capital shares outstanding                  79,071,779   $ 79,071,779          43,576,105   $  43,576,105
                                                                           ============                       =============
  Shares outstanding at beginning of period                   54,257,586                         10,681,481
                                                             -----------                       ------------
  Shares outstanding at end of period                        133,329,365                         54,257,586
                                                             ===========                       ============
  Net assets as of February 28, 2001 are comprised of the following:
  Capital (par value and additional paid-in)                               $133,329,365
                                                                           ------------
  Net Assets                                                               $133,329,365
                                                                           ============

PRIMARY FUND

                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                 FEBRUARY 28, 2001                 AUGUST 31, 2000
                                                              ------------------------        --------------------------
                                                                SHARES       AMOUNT             SHARES         AMOUNT
                                                              ----------   -----------        -----------   ------------
  Sale of capital shares                                       3,637,407   $ 3,575,216         21,140,119   $ 21,001,328
  Investment income dividends reinvested                         701,706       690,072          1,449,798      1,438,972
  Redemptions of capital shares outstanding                   (5,793,387)   (5,704,072)       (26,441,561)   (26,302,235)
                                                              ----------   -----------        -----------   ------------
  Net decrease in capital shares outstanding                  (1,454,274)  $(1,438,784)        (3,851,644)  $ (3,861,935)
                                                                           ===========                      ============
  Shares outstanding at beginning of period                   27,055,977                       30,907,621
                                                              ----------                      -----------
  Shares outstanding at end of period                         25,601,703                       27,055,977
                                                              ==========                      ===========
  Net assets as of February 28, 2001 are comprised of the following:
  Capital (par value and additional paid-in)                               $25,588,135
  Accumulated net realized loss on investments                                 (42,231)
  Net unrealized depreciation of investments                                  (372,617)
                                                                           -----------
  Net Assets                                                               $25,173,287
                                                                           ===========

As of November 1, 2000, the Company's Class C shares were liquidated and exchanged for Class A shares. With respect to the SM&R Government Bond Fund, 1,150 of Class C shares in the amount of $11,671 were exchanged for 1,145 of Class A shares. With respect to the SM&R Tax Free Fund, 101 of Class C shares in the amount of $1,033 were exchanged for 100 of Class A shares. The SM&R Growth Fund, the SM&R Equity Income Fund and the SM&R Balanced Fund's Class C shares were liquidated, and reported in the final financial statements of SM&R Equity Funds for December 31, 2000.

SM&R INVESTMENTS, INC.           2450 South Shore Blvd, League City, Texas 77573
--------------------------------------------------------------------------------

                                   DIRECTORS
                            Ernest S. Barratt, Ph.D.
                                 Jack T. Currie
                              Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                            Robert V. Shattuck, Jr.
                               Donald P. Stevens
                            Steven H. Stubbs, C.F.A.
                               Jamie G. Williams
                              Frank P. Williamson

                                    OFFICERS
                        Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
                Teresa E. Axelson, Vice President and Secretary

                         INVESTMENT ADVISER AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                                  SUB-ADVISER
                          Fred Alger Management, Inc.
                       One World Trade Center, Suite 9333
                            New York, New York 10048

                                   CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                                 LEGAL COUNSEL
                          Greer, Herz & Adams, L.L.P.
                                One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

              TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                     Philadelphia, Pennsylvania 19103-2108

                  HOW TO REACH US:

  SHAREHOLDER SERVICES        SALES AND MARKETING
     (800) 231-4639             (800) 526-8346

FUND QUOTES AND INVESTOR
         HOTLINE            TO REQUEST A PROSPECTUS
     (877) 239-2049             (800) 231-4639

      VISIT OUR WEBSITE AT: WWW.SMRINVEST.COM

                              SECURITIES MANAGEMENT
[SM&R LOGO]                   AND RESEARCH, INC.
                              MANAGER & DISTRIBUTOR
                              -----------------------
                              MEMBER NASD, SIPC

   2450 SOUTH SHORE BLVD., SUITE 400 - LEAGUE CITY, TX 77573 - (281) 334-2469

                               Form 9202S - 04/01